As filed with the Securities and Exchange Commission on August 6, 2025
File No. 333-280412
File No. 811-23976
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
Registration Statement under the Securities Act of 1933[X]
Pre-Effective Amendment No. 6 [X]
Post-Effective Amendment No.___ [   ]
and/or
Registration Statement under the Investment Company Act of 1940 [X]
Amendment No. 6 [X]
(Check appropriate box or boxes)
SPHINX OPPORTUNITY FUND II
(Exact Name of Registrant as Specified in Charter)
919 E. Main St., Suite 1000
Richmond, Virginia 23219
 (Address of Principal Executive Offices)
(833) 247-7833
(Registrant’s Telephone Number, including Area Code)
Please send copies of all communications to:
Joshua S. Curtis	With copies to:
Sphinx Investments LLC	Peter D. Fetzer
919 E. Main St., Suite 1000	Foley & Lardner LLP
Richmond, Virginia 23219	777 East Wisconsin Avenue
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202
Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)
☐ when declared effective pursuant to Section 8(c) of the Securities Act
If appropriate, check the following box:
☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:______________

☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:______________

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:__________________

Check each box that appropriately characterizes the Registrant:
☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PRELIMINARY PROSPECTUS
Subject to completion, dated August 6, 2025
The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Sphinx Opportunity Fund II
Shares of Beneficial Interest
Prospectus
[•], 2025
The Fund.  The Sphinx Opportunity Fund II (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.  The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and it is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Investment Objective.  The Fund’s investment objective is to generate consistent income returns while preserving capital. This investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Investment Strategy.  The Fund allocates its investments among (1) private funds managed by non-U.S. investment managers that invest in foreign investments, investments outside of the U.S.; (2) U.S. common stocks within the Russell 3000® Index; (3) U.S. mutual funds and exchange traded funds (“ETFs”) that invest primarily in foreign investments; and (4) direct investments in equity securities of U.S. private companies and U.S. debt securities (debt securities include corporate bonds, government securities (including Treasury securities), and money market securities). Due to the Fund’s significant investments in other funds, the Fund is a “fund of funds.” The Fund expects that normally:
➣ 45% to 65% of its net assets will be invested in private funds that invest in foreign investments, investments outside of the U.S.;
➣ 35% to 45% of its assets will be invested in common stocks within the Russell 3000® Index;
➣ up to 10% of its assets will be invested in U.S. mutual funds and ETFs that invest primarily in foreign investments; and
➣ up to 10% of its assets will be invested in equity securities of U.S. private companies and U.S. debt securities.
i

Private Funds. The Fund invests in non-voting interests or shares of privately held pooled investment vehicles (collectively, “Private Funds”), as discussed below. The initial Private Funds are expected to be managed by the same foreign investment manager and/or its affiliates.  The Fund follows guidelines when reviewing and selecting Private Funds, see “Investment Objectives, Investment Strategies and Investment Features - Selection of Private Funds.” The Fund’s investment in any Private Fund will be limited to no more than 23% of the Fund’s assets. As discussed below, there is a further investment limitation for investments in any Private Fund that would be excepted from the definition of “investment company” under Section 3 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), by Section 3(c)(1) or 3(c)(7) of the Investment Company Act (“3(c)(1)/3(c)(7) Funds”).
The Private Funds primarily invest in assets located in developed countries other than the U.S. (namely, Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe) that include: (1) private equity of unlisted companies, especially those in the early or expansion stages of their development; (2) secured loans, receivables (debts owed to a firm by its customers for goods or services), and income producing assets (assets that generate passive income) in construction and property finance to investments; and (3) real estate investments, especially in property development projects and real estate investment trusts.
The Private Funds impose substantial redemption restrictions on the frequency of redemptions (e.g., redemptions would be permitted either every six months or every twelve months, after a lock-up) and may limit the amount of redemptions that may be made on each such redemption date based on the aggregate amount of capital invested in the Private Funds and the total amount of interests available for redemption.  Additionally, the Private Funds may restrict such redemptions or withdrawals if they lack the liquidity necessary to fulfil all redemption and withdrawal requests. Thus, the Fund expects that it will hold its investments in Private Funds for a significant period of time (potentially, for five to seven years).
Private Funds in which the Fund invests are pooled investment vehicles that are excepted from the definition of “investment companies” under the Investment Company Act by Section 3(c)(5)(C) of the Investment Company Act (“Real Estate Private Funds”) or 3(c)(1)/3(c)(7) Funds. Real Estate Private Funds are companies that are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. The Fund’s investments in 3(c)(1)/3(c)(7) Funds, in the aggregate, will be limited to no more than 15% of the Fund’s net assets (Real Estate Private Funds are not subject to this investment limitation, but are subject to the 23% investment limitation discussed above). The Fund maintains policies and procedures that require it to conduct due diligence for every Private Fund in which it invests to determine whether it is a 3(c)(1)/3(c)(7) Fund, in order to comply with the 15% investment limitation.
With regard to the Real Estate Private Funds, the manager of the Real Estate Private Funds carefully evaluates several factors when evaluating real estate, including the type of property, the stage of development of the property, and the geographic location of the property, to ensure alignment with such Real Estate Private Fund’s investment goals and risk tolerance. Each potential investment undergoes a due diligence process where the manager evaluates the economic conditions where the investment is located to determine if the manager believes the conditions are favorable and to assess the project-specific details to determine if the manager believes that the project  is well structured. The investments are located in Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe, and include residential properties and commercial properties across all industries.
Initial Private Funds. Initially, the Fund will invest approximately 60% of its net assets in Private Funds managed by Clime Asset Management Pty Limited.  Specifically, the Fund will invest in:  (i) Clime Global Partners Private Equity LP, a Cayman Islands exempted limited partnership (the “Private Fund A”), which is a 3(c)(1) Fund; (ii) Clime Global Partners Property LP, a Cayman Islands exempted limited partnership (the “Private Fund B”), which is a Real Estate Private Fund; and (iii) Clime Global Partners Income LP, a Cayman Islands exempted limited partnership (the “Private Fund C” and, collectively with the Private Fund A and Private Fund B, the “Initial Private Funds”), which is a Real Estate Private Fund. All of the Initial Private Funds are recently formed (on April 8, 2025) and have other investors. As Real Estate Private Funds, Private Fund B and Private Fund C are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. For more information, see the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of this Prospectus. The Fund will re-evaluate its investment in the Initial Private Funds on an annual basis.
Clime Asset Management’s principal address is Level 12, 20 Hunter Street, Sydney, NSW 2000 Australia, and its control persons and their experience as investment advisers is found under “Manager Initial Private Funds” herein.  Clime Asset Management and its affiliates manage assets for institutional investors across the globe covering equities, real asset and retirement accounts.    Clime Asset Management is the holder of the Australian Financial Service License No. 221146 and is not an affiliate of the Funds or the Fund’s investment adviser. For more information about Clime Asset Management, please see the “SPONSOR OF THE INITIAL PRIVATE FUNDS AND PRIVATE FUNDS” section of this Prospectus.
The Fund may select investments managed by an adviser other than Clime Asset Management at any time.
Common Stocks. The Fund invests in common stocks within the Russell 3000® Index selected using its value strategy. The Fund’s value strategy selects value stocks of companies for investment. Value stocks are stocks of companies that the Fund’s investment adviser believes are undervalued, which means that their current prices are less than the adviser believes they are worth. The Fund is an “all cap” fund, which means that it invests in small‑capitalization, mid‑capitalization and large-capitalization companies.
Mutual Funds and ETFs. The Fund invests in U.S. mutual funds and ETFs that invest primarily in foreign investments. The ETFs in which it invests include actively-managed ETFs and index-based ETFs. The Fund will not purchase the securities of other investment companies except in compliance with Section 12(d) of the 1940 Act and applicable rules and regulations. The investment adviser selects mutual funds and ETFs based on positive performance, fees that the adviser believes are reasonable, management that has significant experience in managing funds, and an underlying portfolio composition that the investment adviser believes provides good exposure  to foreign investments.

Direct Investments. The Fund makes direct investments in equity securities of U.S. private companies and U.S. debt securities when it believes doing so would be in the Fund’s best interests because it is more cost-effective. Investments in equity securities of U.S. private companies focus on buyout and growth capital opportunities of U.S. companies that operate in multiple industries. For investments in debt securities (other than money market instruments), the investment adviser first compares the anticipated returns and risks of Treasury securities and corporate fixed-income securities (without limitation as to rating) and determines how much to invest in each sector. Next, the investment adviser considers interest rate trends and economic indicators to determine the desired maturity of the portfolio of debt securities.
Risks.  Investing in the Fund involves substantial risks, see risks below and the risks set forth in the “RISK FACTORS” section of this Prospectus.  As a result, the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.
•
The Fund’s shares will not be listed on an exchange and it is not anticipated that a secondary market will develop.  Thus, an investment in the Fund may not be suitable for investors who may need the money they invest in a specified timeframe.

•	The amount of distributions that the Fund may pay, if any, is uncertain.
•
The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund's performance, such as from offering proceeds, borrowings, and amounts from the Fund's affiliates that are subject to repayment by investors.

Shares Not Listed on an Exchange.  The Fund has no plans to list its Shares on any securities exchange, and no secondary market currently exists or will likely develop for the Shares.  This means that you may not be able to freely sell your Shares, except through the Fund’s annual Repurchase Offer (as defined below).  There is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer.
The Adviser.  The Fund’s investment adviser is Sphinx Investments LLC, a Delaware limited liability company and registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Adviser”).  The Adviser has not previously served as investment adviser to a registered investment company. As a result, shareholders do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. In addition, the Adviser currently has limited personnel and resources, which may prevent it from being able to continue to provide advisory services if key personnel become incapacitated or terminate their employment.
The Offering.  Shares of beneficial interest in the Fund (the “Shares”) are offered for purchase in a continuous offering at their net asset value (“NAV”) per Share next determined after an order is accepted.  The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The minimum initial investment in the Shares is $500, with a minimum subsequent investment of $100.  Such minimum investment values will be subject to waiver in the Adviser’s sole discretion.  If you purchase Shares through an intermediary, different minimum account requirements may apply.  The Distributor (as defined below) and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances.  The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted.  The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Board.  The Fund’s Shares will be offered through ALPS Distributors, Inc. (the “Distributor”).  The Distributor is not required to sell any specific number or dollar amount of the Shares, but will use its best efforts to sell the Shares.
Use of Proceeds.  The net proceeds to the Fund will be invested in accordance with the Fund’s investment objective and policies as soon as practicable.  Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of the Shares.  The estimated expenses of the ongoing issuance and distribution for the Shares are included as Other Expenses under the “SUMMARY OF FUND EXPENSES” section of this Prospectus.  The Fund’s investments in the Private Funds will be made within a period not expected to exceed three months, while any investments in other Investments, such as publicly traded securities or money market funds, will generally be made on the next business day following receipt of the proceeds.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of its assets in money market funds or high quality, short-term debt securities, or hold cash.  The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.  The organization and offering costs are estimated to be $262,538.33.
Periodic Offers to Repurchase Shares.  The Shares are not redeemable each business day.  Instead, on annual basis the Fund will make an offer to repurchase a stated amount of the outstanding Shares (a “Repurchase Offer”).  In all cases, each Repurchase Offer will be for at least 5% and not more than 25% of the outstanding Shares, as required by Rule 23c-3 under the 1940 Act.  The Fund will repurchase Shares at a price equal to the NAV per Share on the repurchase pricing date.  The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s Repurchase Offer no less than 21 days and no more than 42 days of the date the Repurchase Offer is made (or the precedent business day if the New York Stock Exchange is closed on that day) (the “Repurchase Request Deadline”).  The maximum number of days between the Repurchase Request Deadline and the related repurchase pricing date shall be 14 days, provided that, if the 14th day of such period is not a business day, the repurchase pricing date shall occur on the next business day.  The anticipated date of the Fund’s first Repurchase Offer is [•], 2025.
The Fund offers to purchase only a portion of its Shares each year, and there is no guarantee that investors will be able to sell all of their Shares that they desire to sell in any particular Repurchase Offer.  If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder.  For more details about the Fund’s periodic offers to repurchase Shares, see the “Periodic Offers to Repurchase” section of this Prospectus, the discussion under “Principal Risks of Investing in the Fund – Repurchase Offer Risk” in this Prospectus, and the “Fundamental Repurchase Offer Policies” section of the Statement of Additional Information.
v

This Prospectus sets forth important information about the Fund that you should know before investing.  You should read it carefully before you invest and keep it for future reference.  Additional information about the Fund is contained in a Statement of Additional Information (“SAI”) dated [•], 2025 which has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus.  The SAI’s table of contents is at the end of this Prospectus.  The Fund’s financial statements will be contained in the Fund’s annual and semi-annual reports of the Fund as they become available.
To obtain the SAI, or the Fund’s annual and semi-annual reports as they become available, free of charge, or to make inquiries or request additional information about the Fund, please contact us by telephone at (844) 700-1477 or by mail at PO Box 219069, Kansas City, MO 64121-9069.  You also may obtain these materials free of charge on the Fund’s website at [•].  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

	Shares	Total(2)
Price to Public(1)	At current NAV	At current NAV
Sales Load	None	None
Proceeds to Fund	Current NAV	At current NAV

(1)
Shares are offered on a continuous basis at a price equal to the Fund’s NAV per Share, which will fluctuate.  Shares are offered on a best-efforts basis, meaning that the Fund will commence operations regardless of the number of Shares sold.  The Fund will apply to the SEC for an exemptive order that would permit the Fund to offer more than one class of Shares.  Additional classes of Shares will not be offered to investors until the Fund has received an exemptive order permitting the multi-class structure.  There is no assurance that the SEC will grant the exemptive order requested by the Fund.

(2)	Total Proceeds to the Fund assume that all registered Shares will be sold in a continuous offering.

PROSPECTUS SUMMARY
The following summary highlights information contained elsewhere in this Prospectus.  This summary is not complete and does not contain all of the information that you should consider before investing in the shares of the beneficial interest of the Fund (the “Shares”).  You should read the entire Prospectus, including “Risk Factors” before making a decision to invest.
About the Fund
The Sphinx Opportunity Fund II (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.  The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and it is intended that the Fund will qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
The Shares are not redeemable each business day.  Without a secondary market, the Shares are not liquid, which means that they are not readily marketable.  To provide shareholders with an opportunity to sell their Shares at net asset value (“NAV”), the Fund will make annual repurchase offers, which are annual offers by the Fund to repurchase a designated percentage of the outstanding Shares owned by the Fund’s shareholders (a “Repurchase Offer”).  The Fund offers to purchase only a portion of its Shares each year, and there is no guarantee that investors will be able to sell all of their Shares that they desire to sell in any particular Repurchase Offer.  As a result, an investment in the Fund may not be suitable for investors that require liquidity.  See “PERIODIC OFFERS TO REPURCHASE SHARES” below.
Investment Objective
The Fund’s investment objective is to generate consistent income returns while preserving capital. This investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Principal Investment Strategies of the Fund
The Fund allocates its investments among (1) private funds managed by non-U.S. investment managers that invest in foreign investments, investments outside of the U.S.; (2) U.S. common stocks within the Russell 3000® Index; (3) U.S. mutual funds and exchange traded funds (“ETFs”) that invest primarily in foreign investments; and (4) direct investments in equity securities of U.S. private companies and U.S. debt securities (debt securities include corporate bonds, government securities (including Treasury securities), and money market securities). Due to the Fund’s significant investments in other funds, the Fund is a “fund of funds.” The Fund expects that normally:
➣ 45% to 65% of its net assets will be invested in private funds that invest in foreign investments, investments outside of the U.S.;

➣ 35% to 45% of its assets will be invested in common stocks within the Russell 3000® Index;
➣ up to 10% of its assets will be invested in U.S. mutual funds and ETFs that invest primarily in foreign investments; and
➣ up to 10% of its assets will be invested in equity securities of U.S. private companies and U.S. debt securities.
Private Funds. The Fund invests in non-voting interests or shares of privately held pooled investment vehicles (collectively, “Private Funds”), as discussed below. The initial Private Funds are expected to be managed by the same foreign investment manager and/or its affiliates.  The Fund follows guidelines when reviewing and selecting Private Funds, see “Investment Objectives, Investment Strategies and Investment Features - Selection of Private Funds.” The Fund’s investment in any Private Fund will be limited to no more than 23% of the Fund’s assets. As discussed below, there is a further investment limitation for investments in any Private Fund that would be excepted from the definition of “investment company” under Section 3 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), by Section 3(c)(1) or 3(c)(7) of the Investment Company Act (“3(c)(1)/3(c)(7) Funds”).
The Private Funds primarily invest in assets located in developed countries other than the U.S. (namely, Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe) that include: (1) private equity of unlisted companies, especially those in the early or expansion stages of their development; (2) secured loans, receivables (debts owed to a firm by its customers for goods or services), and income producing assets (assets that generate passive income) in construction and property finance to investments; and (3) real estate investments, especially in property development projects and real estate investment trusts.
The Private Funds impose substantial redemption restrictions on the frequency of redemptions (e.g., redemptions would be permitted either every six months or every twelve months, after a lock-up) and may limit the amount of redemptions that may be made on each such redemption date based on the aggregate amount of capital invested in the Private Funds and the total amount of interests available for redemption.  Additionally, the Private Funds may restrict such redemptions or withdrawals if they lack the liquidity necessary to fulfil all redemption and withdrawal requests. Thus, the Fund expects that it will hold its investments in Private Funds for a significant period of time (potentially, for five to seven years).
Private Funds in which the Fund invests are pooled investment vehicles that are excepted from the definition of “investment companies” under the Investment Company Act by Section 3(c)(5)(C) of the Investment Company Act (“Real Estate Private Funds”) or 3(c)(1)/3(c)(7) Funds. Real Estate Private Funds are companies that are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. The Fund’s investments in 3(c)(1)/3(c)(7) Funds, in the aggregate, will be limited to no more than 15% of the Fund’s net assets (Real Estate Private Funds are not subject to this investment limitation, but are subject to the 23% investment limitation discussed above). The Fund maintains policies and procedures that require it to conduct due diligence for every Private Fund in which it invests to determine whether it is a 3(c)(1)/3(c)(7) Fund, in order to comply with the 15% investment limitation.
With regard to the Real Estate Private Funds, the manager of the Real Estate Private Funds carefully evaluates several factors when evaluating real estate, including the type of property, the stage of development of the property, and the geographic location of the property, to ensure alignment with such Real Estate Private Fund’s investment goals and risk tolerance. Each potential investment undergoes a due diligence process where the manager evaluates the economic conditions where the investment is located to determine if the manager believes the conditions are favorable and to assess the project-specific details to determine if the manager believes that the project  is well structured. The investments are located in Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe, and include residential properties and commercial properties across all industries.
Unless the Fund invests in a Private Fund through a Blocker (defined below), the Fund will be deemed to own its proportionate interest in such Private Fund for purposes of the income and asset diversification tests imposed under the Code (the “RIC Qualification Tests”).  It is expected that the Fund (and therefore its shareholders) will bear substantial and potentially high levels of foreign taxes through a Private Fund.  In addition, unless the Fund has sufficient assurance that its investment in a Private Fund will permit the Fund to continue to meet the RIC Qualification Tests, the Fund’s investment in such Private Fund will be made through a non-U.S. entity that is treated as a corporation for U.S. federal income tax purposes (each, a “Blocker”).  The Fund cannot pass-through foreign taxes to shareholders for foreign tax credit purposes for investments made through Blockers if the Fund fails to qualify as a RIC, or if certain other conditions are not met.  Even if the Fund does not invest in a Private Fund through a Blocker and the Fund continues to qualify as a RIC, the Fund cannot assure that foreign taxes borne through a Private Fund will be creditable.  Therefore, a shareholder could bear U.S. federal income taxes and foreign taxes aggregating substantially in excess of 50%, as well as U.S. state and local taxes, and such taxes may be on capital invested in the Fund and correspondingly will result in a loss.
When the Fund makes investments through a Blocker, the Blocker will bear its respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities.  As a Blocker is wholly owned, it has the same investment strategies as the Fund.  The Fund and its Blocker will be subject to the same investment policies, investment restrictions and investment limitations on a consolidated basis.  In addition, the Blockers are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Blocker.
The Adviser complies with the provisions of the Investment Company Act relating to investment advisory contracts as an investment adviser to the Fund and to each of the Blockers under Section 2(a)(20) of the Investment Company Act.  The Blockers comply with the provisions relating to affiliated transactions and custody of the Investment Company Act.  The Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly owned by the Fund.

Initial Private Funds. Initially, the Fund will invest approximately 60% of its net assets in Private Funds managed by Clime Asset Management Pty Limited  Specifically, the Fund will invest in:  (i) Clime Global Partners Private Equity LP, a Cayman Islands exempted limited partnership (the “Private Fund A”), which is a 3(c)(1) Fund; (ii) Clime Global Partners Property LP, a Cayman Islands exempted limited partnership (the “Private Fund B”), which is a Real Estate Private Fund; and (iii) Clime Global Partners Income LP, a Cayman Islands exempted limited partnership (the “Private Fund C” and, collectively with the Private Fund A and Private Fund B, the “Initial Private Funds”), which is a Real Estate Private Fund. All of the Initial Private Funds are recently formed (on April 8, 2025) and have other investors. As Real Estate Private Funds, Private Fund B and Private Fund C are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. For more information, see the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of this Prospectus. The Fund will re-evaluate its investment in the Initial Private Funds on an annual basis.
Clime Asset Management’s principal address is Level 12, 20 Hunter Street, Sydney, NSW 2000 Australia, and its control persons and their experience as investment advisers is found under “Manager Initial Private Funds” herein.  Clime Asset Management’s principal address is Level 12, 20 Hunter Street, Sydney, NSW 2000 Australia, and its control persons and their experience as investment advisers is found under “Manager Initial Private Funds” herein.  Clime Asset Management and its affiliates manage assets for institutional investors across the globe covering equities, real asset and retirement accounts.  Clime Asset Management is the holder of the Australian Financial Service License No. 221146 and is not an affiliate of the Funds or the Fund’s investment adviser. For more information about Clime Asset Management, please see the “SPONSOR OF THE INITIAL PRIVATE FUNDS AND PRIVATE FUNDS” section of this Prospectus.
The Fund may select investments managed by an adviser other than Clime Asset Management at any time.
Common Stocks. The Fund invests in common stocks within the Russell 3000® Index selected using its value strategy. The Fund’s value strategy selects value stocks of companies for investment. Value stocks are stocks of companies that the Fund’s investment adviser believes are undervalued, which means that their current prices are less than the adviser believes they are worth. The Fund is an “all cap” fund, which means that it invests in small‑capitalization, mid‑capitalization and large-capitalization companies.
The Fund looks for companies with a growth rate potentially exceeding that of the S&P 500 and exhibiting a lower downside risk. Specifically, Sphinx focuses on identifying companies whose prices it believes are disproportionately low relative to their intrinsic value.  The approach emphasizes the selection of companies that have shown stable profitability over time, deliberately steering clear of the allure of transient trends or the latest market fads.
Mutual Funds and ETFs. The Fund invests in U.S. mutual funds and ETFs that invest primarily in foreign investments. The ETFs in which it invests include actively-managed ETFs and index-based ETFs. The Fund will not purchase the securities of other investment companies except in compliance with Section 12(d) of the 1940 Act and applicable rules and regulations. The investment adviser selects mutual funds and ETFs based on positive performance, fees that the adviser believes are reasonable, management that has significant experience in managing funds, and an underlying portfolio composition that the investment adviser believes provides good exposure  to foreign investments.
Direct Investments. The Fund makes direct investments in equity securities of U.S. private companies and U.S. debt securities when it believes doing so would be in the Fund’s best interests because it is more cost-effective. Investments in equity securities of U.S. private companies focus on buyout and growth capital opportunities of U.S. companies that operate in multiple industries. For investments in debt securities (other than money market instruments), the investment adviser first compares the anticipated returns and risks of Treasury securities and corporate fixed-income securities (without limitation as to rating) and determines how much to invest in each sector. Next, the investment adviser considers interest rate trends and economic indicators to determine the desired maturity of the portfolio of debt securities.
Selection of Private Funds
The Adviser follows guidelines when reviewing and selecting Private Funds.  See “Principal Investment Objective, Policies and Strategies - Selection of Private Funds.”
Although the Adviser will attempt to apply the guidelines consistently, the guidelines involve the application of subjective and qualitative criteria, and the selection of Private Funds is a fundamentally subjective process.  The use of the selection guidelines may be modified or eliminated at the discretion of the Adviser.  There can be no assurance that the Adviser will be able to access Private Funds that will enable the Fund to meet its objective.
Principal Risks Related to the Nature of the Fund
Lack of Operating History.  The Fund is a non-diversified, closed-end management investment company with no operating history.  Neither the Adviser nor Clime Asset Management currently manage, nor have previously managed, assets of investment funds registered under the Investment Company Act and the Adviser does not have a significant operating history as an investment adviser.  The past investment performance of the Adviser, Clime Asset Management, their principals or entities with which they have been associated should not be construed as an indication of the future results of an investment in the Fund.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.  The Fund is not required to raise a minimum amount of proceeds from this offering in order to commence operations.  If the Fund the expense limitation is not renewed, expenses will be higher than expected.  In addition, it may be difficult to implement the Fund’s investment strategy unless the Fund raises a meaningful amount of assets.  Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.
Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded.  There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s annual Repurchase Offers for no less than 5% of the Shares outstanding at NAV.  There is no guarantee that shareholders will be able to sell all of the Shares they desire in an annual Repurchase Offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk.  The NAV of the Fund changes daily based on the performance of the securities in which it invests.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.
RIC Qualification Risk.  To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Not a Complete Investment Program.  An investment in the Fund should not be considered a complete investment program.  Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.
Repurchase Offer Risk.  The Fund intends to finance Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities.  There is some risk that the need to sell securities to fund Repurchase Offers may affect the market for those securities.  In turn, this could diminish the Fund’s NAV.
The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer.  Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline.  If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer.  Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date.  In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.
Share values may decrease as a result of currency fluctuations between the date of tender and the repurchase pricing date if the Fund has invested in foreign markets.  Diminution in the size of the Fund may result from repurchases in the absence of sufficient new sales of the Fund’s shares, which may decrease the Fund’s investment opportunities.  In addition, repurchase offers and related liquidity requirements may have a negative impact on the ability of the Adviser to manage the Fund in the manner it would prefer and the ability of the Fund to achieve its investment objectives.  Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of shares.
During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period.  The Fund is required to maintain liquid assets equal to at least the number of Shares that the Fund will offer to repurchase between 5% and 25% of the Fund’s Shares outstanding, as required by Rule 23c-3 under the 1940 Act.  Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders.  In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase.  If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder.  Therefore, the Fund is designed primarily for long-term investors.
Shareholders should consult their own tax advisors regarding any appliable tax consequences that may result from holding Shares.  For more information, see the “Risk Factors” section of this Prospectus.
Principal Risks of Investing in Private Funds
Underlying Fund Risk.  The Fund’s investment in Private Funds, sometimes referred to herein as the “Underlying Funds”, will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in an Underlying Fund may be higher than if the manager of the Underlying Fund managed the Fund’s assets directly.  The incentive fees charged by certain Underlying Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Underlying Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Underlying Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Underlying Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates.  The majority of Underlying Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Underlying Funds.  If values are falling, the Fund will not be able to sell its Underlying Funds and the value of the Shares will decline.  These characteristics present additional risks for shareholders.
Risks Relating to Investing in a Family of Funds Managed by the Same Manager.  The Fund is initially expected to invest in Underlying Funds that are a family of funds considered to be affiliated with each other due to being managed by the same foreign investment manager and/or its affiliates.  Investing in such Underlying Funds involves a variety of risk factors that may become applicable to the Fund as a result of such an investment including the following risks:
Misconduct by the Manager of the Underlying Managers.  The Adviser will not have any control over the Underlying Manager, thus there can be no assurances that the Underlying Manager will manage the initial Private Funds in a manner consistent with the Fund’s investment objective.  The Adviser will be dependent on information provided by the Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately.  The above risks are exacerbated in the context of investing in a family of funds managed by a single manager or its affiliates. Misconduct or misrepresentations by employees of such Underlying Fund manager or its general partner or by third-party service providers, especially when multiple Underlying Funds in which the Fund had invested are managed by the same manager could cause significant losses to the Fund impacting a significant portion of the Fund’s portfolio. Employee misconduct may include binding the Underlying Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in either case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing.  Losses could also result from actions by third-party service providers, including, without limitation, failing to recognize transactions and misappropriating assets.  In addition, employees and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities.  Despite the Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining such due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Adviser will identify or prevent any such misconduct.
Decisions by the manager of the Underlying Fund to withhold information may have adverse consequences for Fund investors in a variety of circumstances particularly when that same manager is managing multiple Underlying Funds in which the Fund invests.  For example:  (i) an investor that seeks to dispose of its interest in the Fund may have difficulty in determining an appropriate price for such interest; (ii) decisions by the manager of the Underlying Funds  to withhold information may make it difficult for the Adviser to subject such manager to rigorous oversight; and (iii) each communication from the Adviser  must be interpreted in light of the realistic possibility that the Adviser is in possession of undisclosed information relating to the Underlying Funds or their portfolio companies that could be material to a comprehensive assessment of such communication.   Not having such an information in respect of multiple Underlying Funds will result in the Adviser communicating the incorrect information with regard to a material portfolio of the Fund’s portfolio.
Allocation of Investment Opportunities.   The manager of the Underlying Funds in which the Fund invests may, from time to time, be presented with investment opportunities that fall within the investment objectives of multiple Underlying Funds, and in such circumstances, subject to the terms of the governing documents of the Underlying Funds and applicable law, their manager may allocate such opportunities among such Underlying Funds on a basis that over time is fair and equitable to the Fund and such other funds, taking into account all relevant facts and circumstances, including (without limitation): (i) the investment objectives, strategies, guidelines and restrictions of the Underlying Funds, (ii) the relevant allocation of investment opportunity provisions in the Underlying Funds’ governing documents, (iii) differences with respect to available capital (e.g., current or anticipated capital available for investment, including anticipated follow-on investments, if applicable), size, and remaining life of each of the Underlying Funds; (iv) potential conflicts of interest, including whether the Underlying Fund has an existing investment in the opportunity in question; (v) the nature of the investment opportunity, including the size, minimum investment amounts and source of the opportunity; (vi) current and anticipated market conditions; (vii) portfolio diversification; (viii) the nature and extent of involvement in the transaction on the part of the respective teams of investment professionals for each of the Underlying Fund; (ix) tax, legal or regulatory considerations; and (x) and such other factors that the Underlying Fund may determine to be relevant.  While the Adviser believes that the manager of the Underlying Funds will make all allocation decisions on the basis that is fair to all of the Underlying Funds, when multiple Underlying Funds are managed by the same manager, not every Underlying Fund may receive its desired allocation especially as compared to a situation when each manager only manages one Underlying Fund.
The Underlying Funds may, subject to the terms of their governing documents, co-invest with other Underlying Funds.  Any such co-investments or related transactions may raise potential conflicts of interest, particularly if the Underlying Funds invests in different classes or types of securities of the same portfolio company.  In that regard, actions may be taken by one Underlying Fund vis-à-vis the other Underlying Fund and enter into transactions with each other.  Where investments by the Underlying Funds are made at different times, or where follow-on investments in a company in which more than one Underlying Fund has an investment are made in proportions that differ from their then existing ownership percentages of that company, conflicts of interest may arise with regard to valuations, exit opportunities and other matters.  While the Adviser believes that the manager of the Underlying Funds will use its reasonable efforts to avoid or minimize these types of conflicts, conflicts may arise, for example for control persons of the manager individually to the extent such persons are entitled to a greater share of the “carried interest” in a particular Underlying Fund relative to the other Underlying Funds in which the Fund invests.
Investments in Non-U.S. Real Estate and Securities.  Non-U.S. real estate and securities give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:
•
These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high tax levels, and limitations on the use or transfer of portfolio assets.

•	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
•
Foreign real estate and securities are often valued in currencies other than the U.S. dollar.  Changes in currency exchange rates will affect an Underlying Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of real estate and securities.  An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Fund’s investments to decline.  Some foreign currencies are particularly volatile.  Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings.  If an Underlying Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates.  On the other hand, if an Underlying Fund enters forward contracts for the purpose of increasing return, it may sustain losses.

•
Non-U.S. real estate and securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States.  Foreign countries often lack uniform accounting, auditing and financial reporting standards, and there may be less public information about their operations.

Principal Risks of Investing in Common Stocks
Market Risk.  The values of \securities and instruments may be volatile and may be influenced by, among other things, market risk (including changes in economic conditions, growth rates, profits, interest rates and the market’s perception of these securities), general economic conditions (which may affect the level and volatility of investments and the extent and timing of investor participation in the market), issuer risk, national and international political and economic events, fluctuations in currency exchange rates and interest rates and government trade, fiscal, monetary and other policies and actions.  As a result, the value of the Fund’s investments may be subject to sudden and substantial declines in value.
Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Risk.  The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events.  Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock.  In addition, the Fund’s portfolio is subject to the risks associated with growth stocks.  Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
Principal Risks of Investing in Mutual Funds and ETFs
Registered Investment Companies.  Any investment in a registered investment company involves investment risk.  Additionally, an investor could invest directly in the registered investment companies in which the Fund invests.  By investing indirectly through the Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests.  An investor may also indirectly bear expenses paid by registered investment companies in which the Fund invests related to the distribution of such registered investment company’s shares.
Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.  As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them.  Such disposition will impose additional costs on the Fund.
Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund and the Adviser.  At any particular time, one registered investment company in which the Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests.  As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
Principal Risks of Direct Investments
Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Income-Generating Securities Risks.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. The UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates have been phased out as of the end of 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Credit Risk. The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Corporate Bonds Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Government Securities Risk. U.S. government debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from government debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of government securities change as interest rates fluctuate.
SPECIAL RISKS OF FUND OF FUNDS STRUCTURE
No Registration.  Underlying Funds will generally not be registered as investment companies under the Investment Company Act.  Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Underlying Funds.  In addition, such Underlying Funds generally are not obligated to disclose the contents of their portfolios.  This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Underlying Funds cause the Fund to be above specified levels of ownership in certain investment strategies.  Although the Fund expects to receive information from each underlying manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.  An underlying manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund.
The SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements.  While Rule 12d1-4 under the Investment Company Act permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Multiple Levels of Fees and Expenses.  Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund.  By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any.  Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds.  Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.
Certain Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally.  Accordingly, an underlying manager to an Underlying Fund with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its shareholders, even if the Fund’s overall performance is negative.  Generally, fees payable to underlying managers of the Underlying Funds will range from 0.00% to 2.00% (annualized) of the average NAV of the Fund’s investment.  In addition, certain underlying managers charge an incentive allocation or fee generally ranging from 0.00% to 20.00% of an Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain underlying managers.  The performance-based compensation received by an underlying manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation.  Such compensation may be based on calculations of realized and unrealized gains made by the underlying manager without independent oversight.
Underlying Managers Invest Independently.  The underlying managers generally invest wholly independently of one another and may at times hold economically offsetting positions.  To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions.  Furthermore, it is possible that from time to time, various Underlying Funds selected by the Adviser may be competing with each other for the same positions in one or more markets.  In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.
Liquidity Constraints of Underlying Funds.  Since the Fund may make additional investments in or affect withdrawals from an Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase shares.  The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund.  Therefore, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so.  Some Underlying Funds may impose early redemption fees while others may not.  This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase shares from shareholders.  Underlying Funds may be permitted to redeem their interests in-kind.  Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value.  See “Calculation of Net Asset Value.” In these circumstances, the Adviser does not intend to distribute securities to shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.
Valuation of Underlying Funds.  The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations calculated by the administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Underlying Funds or their respective administrators.  Although the Adviser reviews the valuation procedures used by all Underlying Managers, neither the Adviser nor the administrator can confirm or review the accuracy of valuations provided by Underlying Funds or their administrators.  An underlying manager may face a conflict of interest in valuing such securities since their values will affect the underlying manager’s compensation.
High Portfolio Turnover.  The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations.  The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees.  The Fund will have no control over this turnover.  It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income.  In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.
Indemnification of Underlying Funds.  The Underlying Funds generally indemnify their corresponding managers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions.  The underlying managers often have broad limitations on liability and indemnification rights.
Investments in Non-Voting Securities.  In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund.  This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser.

To limit its voting interest in certain Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund.  Other accounts managed by the Adviser may also waive its voting rights in a particular Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Adviser).  Subject to the oversight of the Board, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Underlying Fund.  Rights may not be waived or contractually limited for an Underlying Fund that does not provide an ongoing ability for follow-on investment, such as an Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur.  These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds.  However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Fund’s interests.
Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel.  These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.  There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund.  In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.
Lack of Control Over Underlying Managers.  The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy.  The Adviser will not have any control over the underlying managers, thus there can be no assurances that an underlying manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  The Adviser may be constrained by the withdrawal limitations imposed by private Underlying Funds, which may restrict the Fund’s ability to terminate investments in private Underlying Funds that are performing poorly or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the private Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.
Subsidiaries.  The Fund may make investments through Blockers.  By investing in Blockers, the Fund is indirectly exposed to the risks associated with the Blockers’ investments.  The investments held by Blockers are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.  These risks are described elsewhere in this Prospectus.  There can be no assurance that the investment objectives of Blockers will be achieved.
There is a risk that the IRS could assert that the income derived from the Fund’s investment in Blockers will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.  In 2019, the Treasury and the IRS issued regulations that provide that the income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of a fund remaining qualified as a RIC for U.S. federal income tax purposes provided (1) that the income is actually distributed by the foreign subsidiary to the RIC each year and (2) even if not distributed, to extent the income is derived with respect to the fund’s business of investing in stock, securities or currencies.  Each Blocker intends to distribute its income each year.  If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.
For more information, see the “Risk Factors – Special Risks of Fund of Funds Structure” section of this Prospectus.
Investor Suitability
An investment in the Fund involves substantial risks and may not be suitable for all investors.  An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.  Before making an investment decision, prospective investors and their financial advisers should consider the suitability of an investment in the Fund with respect to the investor’s investment objective and person situation and consider factors such as the investor’s personal net worth, income, age, risk tolerance and liquidity needs.  For more information, see the “Investor Suitability” section of this Prospectus
Tax Information
The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code.  In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year.  If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to U.S. federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.  The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year.  Although the Fund generally anticipates meeting these distribution requirements, the Adviser has limited experience operating RICs and therefore cannot assure that the Fund will, or will continue, to qualify as a RIC, or that the excise tax will not apply.
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-advantaged arrangements may be subject to tax.

For more information, see the “Dividends, Distributions and Taxes” section of this Prospectus
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

SUMMARY OF FUND EXPENSES
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund:
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Repurchase Fee	None
Contingent Deferred Sales Charge	None
Annual Fund Operating Expenses (as a percentage of net assets attributable to common shares)
Management Fee	1.50%
Other Expenses(1)	0.90%
Acquired Fund Fees and Expenses(2)(3)(4)	0.56%
Total Annual Fund Operating Expenses	2.96%
Fee Waiver and Expense Reimbursement(5)	0.90%
Total Annual Fund Operating Expenses (after fee waiver and reimbursement)(6)	2.06%

(1)	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(2)
Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s initial fiscal year.  Future Acquired Fund Fees and Expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

(3)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund.

(4)
Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the investment adviser of an Acquired Fund.  While the amounts of such fees vary by Acquired Fund, performance fees, if charged, tend to be approximately 20% of the Acquired Fund’s profits.

(5)
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually, after the commencement of operations of the Fund until one year from the effective date of the Fund’s initial prospectus, to waive fees payable to the Adviser by the Fund, and to pay or absorb expenses of the Fund (a “Waiver”) so that the total annual expenses of the Fund (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, and the investment management fee) will not exceed 1.30% of the average daily net assets of shares of the Fund on an annualized basis (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to carry forward, for a period not to exceed three years from the date on which a Waiver is made by the Adviser, all fees and expenses in excess of the Expense Limitation that have been waived, paid or absorbed by the Adviser, and to repay the Adviser such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Open-end mutual funds present this example information with respect to investments of $10,000, rather than investments of $1,000, as presented below for this closed-end, interval fund.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$209	$743

FINANCIAL HIGHLIGHTS
This section normally details the financial performance of the Fund.  The Fund and its Shares have not previously been offered.  Therefore, the Fund does not have any financial history.  Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to generate consistent income returns while preserving capital. This investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Principal Investment Strategies of the Fund
The Fund allocates its investments among (1) private funds managed by non-U.S. investment managers that invest in foreign investments, other investments outside of the U.S.; (2) U.S. common stocks within the Russell 3000® Index; (3) U.S. mutual funds and exchange traded funds (“ETFs”) that invest primarily in foreign investments; and (4) direct investments in equity securities of U.S. private companies and U.S. debt securities (debt securities include corporate bonds, government securities (including Treasury securities), and money market securities). Due to the Fund’s significant investments in other funds, the Fund is a “fund of funds.” The Fund expects that normally:
➣ 45% to 65% of its net assets will be invested in private funds that invest in foreign investments, investments outside of the U.S.;
➣ 35% to 45% of its assets will be invested in common stocks within the Russell 3000® Index;
➣ up to 10% of its assets will be invested in U.S. mutual funds and ETFs that invest primarily in foreign investments; and
➣ up to 10% of its assets will be invested in equity securities of U.S. private companies and U.S. debt securities.
Private Funds. The Fund invests in non-voting interests or shares of privately held pooled investment vehicles (collectively, “Private Funds”), as discussed below. Such Private Funds are expected to initially be a family of funds considered to be affiliated with each other due to being managed by the same non-U.S. investment manager and/or its affiliates.  The Fund follows guidelines when reviewing and selecting Private Funds, see “Investment Objectives, Investment Strategies and Investment Features - Selection of Private Funds.” The Fund’s investment in any Private Fund will be limited to no more than 23% of the Fund’s assets. As discussed below, there is a further investment limitation for investments in any Private Fund that would be excepted from the definition of “investment company” under Section 3 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), by Section 3(c)(1) or 3(c)(7) of the Investment Company Act (“3(c)(1)/3(c)(7) Funds”).
The Private Funds primarily invest in assets located in developed countries other than the U.S. (namely, Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe) that include: (1) private equity of unlisted companies, especially those in the early or expansion stages of their development; (2) secured loans, receivables (debts owed to a firm by its customers for goods or services), and income producing assets (assets that generate passive income) in construction and property finance to investments; and (3) real estate investments, especially in property development projects and real estate investment trusts.
The Private Funds impose substantial redemption restrictions on the frequency of redemptions (e.g., redemptions would be permitted either every six months or every twelve months, after a lock-up) and may limit the amount of redemptions that may be made on each such redemption date based on the aggregate amount of capital invested in the Private Funds and the total amount of interests available for redemption.  Additionally, the Private Funds may restrict such redemptions or withdrawals if they lack the liquidity necessary to fulfil all redemption and withdrawal requests. Thus, the Fund expects that it will hold its investments in Private Funds for a significant period of time (potentially, for five to seven years).
Private Funds in which the Fund invests are pooled investment vehicles that are excepted from the definition of “investment companies” under the Investment Company Act by Section 3(c)(5)(C) of the Investment Company Act (“Real Estate Private Funds”) or 3(c)(1)/3(c)(7) Funds. Real

Estate Private Funds are companies that are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. The Fund’s investments in 3(c)(1)/3(c)(7) Funds, in the aggregate, will be limited to no more than 15% of the Fund’s net assets (Real Estate Private Funds are not subject to this investment limitation, but are subject to the 23% investment limitation discussed above). The Fund maintains policies and procedures that require it to conduct due diligence for every Private Fund in which it invests to determine whether it is a 3(c)(1)/3(c)(7) Fund, in order to comply with the 15% investment limitation.
With regard to the Real Estate Private Funds, the manager of the Real Estate Private Funds carefully evaluates several factors when evaluating real estate, including the type of property, the stage of development of the property, and the geographic location of the property, to ensure alignment with such Real Estate Private Fund’s investment goals and risk tolerance. Each potential investment undergoes a due diligence process where the manager evaluates the economic conditions where the investment is located to determine if the manager believes the conditions are favorable and to assess the project-specific details to determine if the manager believes that the project  is well structured. The investments are located in Canada, Japan, Australia, New Zealand, Singapore and most countries located in Western Europe, and include residential properties and commercial properties across all industries.
Unless the Fund invests in a Private Fund through a Blocker (defined below), the Fund will be deemed to own its proportionate interest in such Private Fund for purposes of the income and asset diversification tests imposed under the Code (the “RIC Qualification Tests”).  It is expected that the Fund (and therefore its shareholders) will bear substantial and potentially high levels of foreign taxes through a Private Fund.  In addition, unless the Fund has sufficient assurance that its investment in a Private Fund will permit the Fund to continue to meet the RIC Qualification Tests, the Fund’s investment in such Private Fund will be made through a non-U.S. entity that is treated as a corporation for U.S. federal income tax purposes (each, a “Blocker”).  Even if the Fund does not invest in a Private Fund through a Blocker and the Fund continues to qualify as a RIC, the Fund cannot assure that foreign taxes borne through a Private Fund will be creditable.  Therefore, a shareholder could bear U.S. federal income taxes and foreign taxes aggregating substantially in excess of 50%, as well as U.S. state and local taxes, and such taxes may be on capital invested in the Fund and correspondingly will result in a loss.
When the Fund makes investments through a Blocker, the Blocker will bear its respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities.  As a Blocker is wholly owned, it has the same investment strategies as the Fund.  The Fund and its Blocker will be subject to the same investment policies, investment restrictions and investment limitations on a consolidated basis.  In addition, the Blockers are consolidated subsidiaries of the Fund and the Fund complies with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Blocker.
The Adviser complies with the provisions of the Investment Company Act relating to investment advisory contracts as an investment adviser to the Fund and to each of the Blockers under Section 2(a)(20) of the Investment Company Act.  The Blockers comply with the provisions relating to affiliated transactions and custody of the Investment Company Act.  The Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly owned by the Fund.
Initial Private Funds. Initially, the Fund will invest approximately 60% of its net assets in Private Funds managed by Clime Asset Management Pty Limited  Specifically, the Fund will invest in:  (i) Clime Global Partners Private Equity LP, a Cayman Islands exempted limited partnership (the “Private Fund A”), which is a 3(c)(1) Fund; (ii) Clime Global Partners Property LP, a Cayman Islands exempted limited partnership (the “Private Fund B”), which is a Real Estate Private Fund; and (iii) Clime Global Partners Income LP, a Cayman Islands exempted limited partnership (the “Private Fund C” and, collectively with the Private Fund A and Private Fund B, the “Initial Private Funds”), which is a Real Estate Private Fund. All of the Initial Private Funds are recently formed (on April 8, 2025) and have other investors. As Real Estate Private Funds, Private Fund B and Private Fund C are primarily engaged in purchasing or otherwise acquiring mortgages and other liens and interest in real estate. For more information, see the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of this Prospectus. The Fund will re-evaluate its investment in the Initial Private Funds on an annual basis.
Clime Asset Management’s principal address is Level 12, 20 Hunter Street, Sydney, NSW 2000 Australia, and its control persons and their experience as investment advisers is found under “Manager Initial Private Funds” herein.  Clime Asset Management’s principal address is Level 12, 20 Hunter Street, Sydney, NSW 2000 Australia, and its control persons and their experience as investment advisers is found under “Manager Initial Private Funds” herein.  Clime Asset Management and its affiliates manage assets for institutional investors across the globe covering equities, real asset and retirement accounts.  Clime Asset Management is the holder of the Australian Financial Service License No. 221146 and is not an affiliate of the Funds or the Fund’s investment adviser.  For more information about Clime Asset Management, please see the “SPONSOR OF THE INITIAL PRIVATE FUNDS AND PRIVATE FUNDS” section of this Prospectus.
The Fund may select investments managed by an adviser other than Clime Asset Management at any time.
Common Stocks. The Fund invests in common stocks within the Russell 3000® Index selected using its value strategy. The Fund’s value strategy selects value stocks of companies for investment. Value stocks are stocks of companies that the Fund’s investment adviser believes are undervalued, which means that their current prices are less than the adviser believes they are worth. The Fund is an “all cap” fund, which means that it invests in small‑capitalization, mid‑capitalization and large-capitalization companies.
The Fund looks for companies with a growth rate potentially exceeding that of the S&P 500 and exhibiting a lower downside risk. Specifically, Sphinx focuses on identifying companies whose prices it believes are disproportionately low relative to their intrinsic value.  The approach emphasizes the selection of companies that have shown stable profitability over time, deliberately steering clear of the allure of transient trends or the latest market fads.
Mutual Funds and ETFs. The Fund invests in U.S. mutual funds and ETFs that invest primarily in foreign investments. The ETFs in which it invests include actively-managed ETFs and index-based

ETFs. The Fund will not purchase the securities of other investment companies except in compliance with Section 12(d) of the 1940 Act and applicable rules and regulations. The investment adviser selects mutual funds and ETFs based on positive performance, fees that the adviser believes are reasonable, management that has significant experience in managing funds, and an underlying portfolio composition that the investment adviser believes provides good exposure  to foreign investments.
Section 12(d) generally provides that no purchases of other investment companies may be made if as a result of such purchases (i) the Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of the Fund’s net assets would be invested in shares of registered investment companies unless otherwise permitted by exemptions under the 1940 Act or exemptive relief granted by the SEC.
Rule 12d1-4 provides an exemption from Section 12(d)(1) that allows funds to invest in other investment companies in excess of certain of the limitations discussed above, subject to certain limitations and conditions, including, among other conditions, that the acquiring fund and its advisory group will not control (individually or in the aggregate) an acquired fund. An acquiring fund relying on Rule 12d1-4 generally must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.
The Fund will generally sell a portfolio security when it believes the security has achieved its value potential, such sale is necessary for portfolio diversification, changing fundamentals signal a deteriorating value potential, or other securities have a better value potential.
Direct Investments. The Fund makes direct investments in equity securities of U.S. private companies and U.S. debt securities when it believes doing so would be in the Fund’s best interests because it is more cost-effective. Investments in equity securities of U.S. private companies focus on buyout and growth capital opportunities of U.S. companies that operate in multiple industries. For investments in debt securities (other than money market instruments), the investment adviser first compares the anticipated returns and risks of Treasury securities and corporate fixed-income securities (without limitation as to rating) and determines how much to invest in each sector. Next, the investment adviser considers interest rate trends and economic indicators to determine the desired maturity of the portfolio of debt securities.
Additional Information Regarding Investment Strategy
The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund’s cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.
The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Adviser determines that portfolio changes are appropriate.  Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.  If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.  See “Taxes” in the SAI.
There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.  See “DIVIDENDS, DISTRIBUTIONS AND TAXES.”
Selection of Private Funds
The Adviser follows guidelines when reviewing and selecting Private Funds, as discussed herein.  The Adviser takes into consideration the following criteria, as applicable, when selecting Private Funds:  assets under management of the Private Fund’s manager; length of time in the business of the Private Fund’s manager; stability and depth of corporate management of the Private Fund’s manager; stability and depth of investment management team; investment strategies, target returns and leverage limitations; investment process and research capacity; existing portfolio composition and valuation; structure of any Private Funds and tax considerations; historical performance and reputation; fees and expenses; conflicts policies; reporting and valuation policies/process; and investor rights and controls. The Adviser employs individuals with experience in managing funds, in some cases, decades of experience, and investing assets on a discretionary basis, who will be directly involved in the selection process of Private Funds.
Although the Adviser will attempt to apply the guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, the selection of Private Funds is a fundamentally subjective process.  The use of the selection guidelines may be modified or eliminated at the discretion of the Adviser.  In addition, some Private Funds may be newly organized and have no, or only limited, operating histories.  There can be no assurance that the Adviser will be able to access Private Funds that can enable the Fund to meet its investment objectives.

Other than regulatory limitations applicable to a RIC, the Adviser is not bound by any fixed criteria in allocating assets to Private Funds.  Private Funds have some flexibility to make investments in accordance with the market environment and employ leverage, as permitted within the operative documents for their investment vehicle.  While the approved Private Funds have been reviewed and approved by the Adviser, there is no guarantee that any one Private Fund will receive an allocation of the Fund’s assets for investment.  When a Private Fund is selected, the allocation of assets may vary substantially for each.  Additionally, there can be no assurance that a Private Fund will have the capacity to accept additional assets for management and there may be a delay in the acceptance of such an investment that may change the Fund’s ability to utilize such approved Private Fund.
The current investment guidelines developed by the Adviser include a review of the Private Funds.  In conducting this review, the Adviser will rely on its analysis and due diligence process for the selection of the appropriate Private Funds.  The Adviser may engage research and consulting services to assist in the aggregation and review of due diligence materials for each of the Private Funds that it considers.  In addition, the Adviser seeks to conduct a multi-step process to review and evaluate each potential Private Fund that includes:  meetings, questionnaires, interviews, and reference calls.  The goal of the due diligence process is to evaluate:  (i) the background of the manager’s firm and its respective team; (ii) the infrastructure of the manager’s research, evaluation and investment procedures; (iii) the manager’s strategies and method of execution; (iv) the manager’s risk control and portfolio management processes; and (v) the differentiating factors that the Adviser believe give a Private Fund an advantage over other potential Underlying Funds and managers. In addition to the due diligence process described herein regarding the selection of Private Funds the Fund chooses to invest in, if the Adviser selects Private Funds who rely on an exemption from registration under the Investment Company Act, the Fund will subject such Private Funds to those certain policy and procedures established by the Adviser to determine if the Private Fund is appropriately relying on such exemption including, but not limited to, Section 3(c)(5), Section 3(c)(7), or Section 3(c)(1). The policy and procedures include (i) determining the applicable exemption being relied upon by examining the Private Fund documentation; (ii) requiring certain representations and warranties of the investment manager, general partner, director or the Private Fund ensuring current and continuous compliance with the obligations of the exemption relied upon; (iii) analyzing the underlying portfolio of investments of the Private Fund to seek to ensure compliance with applicable portfolio limits as required by any relied upon exemption, such as Section 3(c)(5); and (iv) when available, requesting and receiving information from a Private Fund allowing for the Adviser to confirm such Private Fund is in compliance with the exemption it is relying on.
Once a Private Fund is selected, the Fund and the Adviser continue to review the investment process and performance of the Private Fund.  The Adviser and the Board engage in the necessary due diligence to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations and liabilities.  The Adviser, subject to the repurchase policies of the Private Funds, may reallocate the Fund’s assets among the Private Funds, redeem its investment in Private Funds, and/or select additional Private Funds.

Sponsor of the Initial Private Funds and Private Funds
Investment Manager of Initial Private Funds
Initially, the Fund will invest in Private Funds managed by Clime Asset Management Pty Limited, an Australian proprietary limited company (the “Clime Asset Management”). Clime Asset Management is not currently registered as an investment adviser under the Investment Advisers Act of 1940, as amended, or comparable state U.S. laws or non-U.S. regulations but will file as an exempt filing adviser with the U.S. Securities and Exchange Commission in reliance upon an exemption from such registration.
Clime Asset Management is a diversified financial services firm, specializing in investment management and corporate advisory that strives to hold a strong conviction and clear strategic priorities in a fast-changing world.  Clime Asset Management and its affiliates manage assets for institutional investors, across the globe, covering equities, real asset portfolios and retirement accounts.
General Partner
Clime Investment Management GP Ltd, a Cayman Islands exempted company (the “General Partner”), is the General Partner of the Initial Private Funds.  The General Partner is responsible for the overall management of the business and affairs of the Initial Private Funds and will leverage the resources of Clime Asset Management to provide investment management services to the Initial Private Funds and oversee external service providers.
Neither Clime Asset Management nor the General Partner are affiliates of the Fund or the Adviser.
Principal
The principal portfolio manager of the General Partner and Clime Asset Management is Michael Baragwanath (the “Principal”). Michael Baragwanath is the owner and controlling person of the General Partner and Clime Asset Management.
The biography of the Principal is set out below:
Michael Baragwanath – Principal – Michael has over 8 years of experience working at the board-level as a Chairman, Board and/or Executive Officer across the funds management, financial consulting, fintech, investment banking, business development, asset management and government regulatory compliance sectors for Australian Securities Exchange-listed, privately owned, not-for-profit and startup organizations and over 20 years of experience in financial services, having provided leadership and strategic advisory services across financial planning, risk management, advisory services, funds management, asset allocation, operations and innovation.  Specifically, as the Managing Director of Clime, Michael works directly with the CIO of Clime in determining the structure and investment approach taken by our products.

Michael currently holds position as the Managing Director of Clime Investment Management Limited, an independent consultant with Bara Consulting Group, and Board/Committee Member positions for the Life Education and the Freemasons Centre for Male Health and Wellbeing.

Michael’s prior work experience includes positions with TIP Group where he was a Senior Partner and the Head of Investment Banking, Enva Holdings Pty Ltd where he was a Director and Principal Adviser, and Australian Standfirst Asset Management.   In addition, previously, Michael has been the national distribution manager for Westpac Banks Life Insurance division and responsible manager (compliance executive) for $2 billion pension scheme provider “spaceship super” and other small licensee/funds management business over the past 20 years.

Michael holds a Master of Business Administration in marketing from the University of South Australia (2014), a Certificate IV in Finance and Mortgage Broking from Kaplan Professional (2016) and an ADFS in Financial Services from Mentor Education in Australia (2011).
Clime Global Partners Private Equity LP
Clime Global Partners Private Equity LP is a Cayman Islands exempted limited partnership registered on April 8, 2025, and falls within the definition of a “mutual fund” in terms of the Mutual Funds Act (as amended) of the Cayman Islands. Clime Global Partners Private Equity’s investment objective is to generate attractive returns for its investors, by unlocking the illiquidity premium associated with unlisted assets through making investments that cover the entire lifecycle of the target, including the successful execution of exit strategies to realize returns for investors.
To accomplish Clime Global Partners Private Equity’s objective, Clime Global Partners Private Equity expects to make equity and debt investments including preferred equity positions, convertible notes, venture debt, and pursue other investment styles and structures as its Investment Manager deems appropriate, primarily as a “fund of funds,” but also directly. Clime Global Partners Private Equity is expected to build a diversified portfolio to mitigate risk that capitalizes on emerging trends and innovative business models by selecting a group of private equity funds and/ or direct investments that meet such criteria, which such diversification to be focused at the portfolio company level. Although Clime Global Partners Private Equity may, directly or indirectly, hold positions in any sector, Clime Global Partners Private Equity has a broad preference for disruptive innovation and investments in the following sectors: health management, online services, agricultural technology, property technology, and financial technology.
Investing in Clime Global Partners Private Equity involves various risks.  The value of interests in Clime Global Partners Private Equity may go down as well as up and limited partners may not get back, upon a distribution or otherwise, the amount originally invested.  Accordingly, an investment in Clime Global Partners Private Equity should be made only by persons who are able to bear the risk of loss of all the capital invested.
Clime Global Partners Property LP
Clime Global Partners Property LP is a Cayman Islands exempted limited partnership registered on April 8, 2025, and falls within the definition of a “mutual fund” in terms of the Mutual Funds Act (as amended) of the Cayman Islands. Clime Global Partners Property’ investment objective is to generate attractive and long-term returns for its investors by focusing primarily on the global property sector through strategic direct and indirect investments in property development projects, Real Estate Investment Trusts and yield-generating property assets.

To accomplish Clime Global Partners Property’ objective, Clime Global Partners Property expects to make investments in core and core plus, value add, and opportunistic property categories at differing development stages through investments in the commercial sector, residential sector, tourism sector, land-banking properties and other distressed properties while pursuing other investment styles and structures as the Investment Manager to Clime Global Partners Property deems appropriate, primarily as a “fund of funds,” but also directly. Clime Global Partners Property expects to spread investment risk across different segments of the property market by investing in differing stages of development and sectors of properties in order to optimize risk-adjusted returns while capitalizing on growth opportunities within the property market, with such diversification expected to be implemented at the investment portfolio level.
Investing in Clime Global Partners Property involves various risks.  The value of interests in Clime Global Partners Property may go down as well as up and limited partners may not get back, upon a distribution or otherwise, the amount originally invested.  Accordingly, an investment in Clime Global Partners Property should be made only by persons who are able to bear the risk of loss of all the capital invested.
Clime Global Partners Income LP
Clime Global Partners Income LP is a Cayman Islands exempted limited partnership registered on April 8, 2025, and falls within the definition of a “mutual fund” in terms of the Mutual Funds Act (as amended) of the Cayman Islands. Clime Global Partners Income’s investment objective is to generate consistent income returns while preserving capital through investments in real estate and debt securities through a diversified portfolio of convertible notes, asset backed and secured loans, and other income producing assets across the globe, and to distribute such return to investors on a semi-annual or another periodic basis.
Anticipated timeframes for loan terms for direct lending will generally range from 6 months to 5 years and the debt securities and loans are expected to include convertible notes, asset backed and secured loans to commercial and private clients, receivables and income producing assets such as promissory notes, and other loans including project, construction and property finance obligations, directly or indirectly.  The investment strategy is based on providing investors with direct or indirect exposure to a portfolio of asset back and secured loans that meet the credit criteria of the Investment Manager to Clime Global Partners Income, and providing project, construction and property finance to investments identified by the Investment Manager in accordance with the investment parameters of Clime Global Partners Income, which will be made directly and through the investment of assets of Clime Global Partners Income into private funds adhering to the Clime Global Partners Income’s investment parameters.
Investing in Clime Global Partners Income involves various risks.  The value of interests in Clime Global Partners Income may go down as well as up and limited partners may not get back, upon a distribution or otherwise, the amount originally invested.  Accordingly, an investment in Clime Global Partners Income should be made only by persons who are able to bear the risk of loss of all the capital invested.

RISK FACTORS
An investment in the Shares is subject to risks.  The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Shares to increase or decrease.  You could lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.  Before investing in the Fund you should consider carefully the following risks.  There may be additional risks that the Fund does not currently foresee or consider material.  You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.
Principal Risks Related to the Nature of the Fund
Lack of Operating History.  The Fund is a non-diversified, closed-end management investment company with no operating history.  Neither the Adviser nor Clime Asset Management currently manage, nor have previously managed, assets of investment funds registered under the Investment Company Act and the Adviser does not have a significant operating history as an investment adviser.  The past investment performance of the Adviser, Clime Asset Management, their principals or entities with which they have been associated should not be construed as an indication of the future results of an investment in the Fund.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.  The Fund is not required to raise a minimum amount of proceeds from this offering in order to commence operations.  If the Fund the expense limitation is not renewed, expenses will be higher than expected.  In addition, it may be difficult to implement the Fund’s investment strategy unless the Fund raises a meaningful amount of assets.  Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.
Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded.  There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s annual Repurchase Offers for no less than 5% of the Shares outstanding at NAV.  There is no guarantee that shareholders will be able to sell all of the Shares they desire in an annual Repurchase Offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk.  The NAV of the Fund changes daily based on the performance of the securities in which it invests.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.

RIC Qualification Risk.  To qualify and remain eligible for the special U.S. federal income tax treatment accorded to a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Not a Complete Investment Program.  An investment in the Fund should not be considered a complete investment program.  Each investor should take into account the Fund’s investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in the Fund.
Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its Shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.
Competition Risk.  Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty.  The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices.  In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by the Adviser), commercial and investment banks, commercial finance and insurance companies and other financial institutions.  Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives.  The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.
Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the Fund’s Investments.  Further, the allocation of investments by the Underlying Funds among different property classes may have a significant effect on such investment vehicle’s net asset value when one of these property classes is performing more poorly than others.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Lack of Control Over Private Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its Underlying Fund’s Adviser (an “Underlying Adviser”) to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the Underlying Advisers may change aspects of their investment strategies.  The Underlying Advisers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for an Underlying Fund).  The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.
Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem.  Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Repurchase Offer Risk.  The Fund intends to finance Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities.  There is some risk that the need to sell securities to fund Repurchase Offers may affect the market for those securities.  In turn, this could diminish the Fund’s NAV.
The Fund’s NAV may decline as a result of the Fund’s having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its Shares in a Repurchase Offer.  Selling portfolio securities may cause the market prices of these securities and hence the Fund’s NAV to decline.  If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender Shares for a given Repurchase Offer.  Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date.  In addition, the sale of portfolio securities will increase the Fund’s transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.
Share values may decrease as a result of currency fluctuations between the date of tender and the repurchase pricing date if the Fund has invested in foreign markets.  Diminution in the size of the Fund may result from repurchases in the absence of sufficient new sales of the Fund’s shares, which may decrease the Fund’s investment opportunities.  In addition, repurchase offers and related liquidity requirements may have a negative impact on the ability of the Adviser to manage the Fund in the manner it would prefer and the ability of the Fund to achieve its investment objectives.  Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of shares.
During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period.  The Fund is required to maintain liquid assets equal to at least the number of Shares that the Fund will offer to repurchase between 5% and 25%

of the Fund’s Shares outstanding, as required by Rule 23c-3 under the 1940 Act.  Accordingly, due to a Repurchase Offer, the Fund’s NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per Share for non-tendering shareholders.  In addition, shareholders may not be able to liquidate all Shares of the Fund they have tendered during a Repurchase Offer if the total amount of Shares tendered by shareholders exceeds the number of Shares that the Fund has offered to repurchase.  If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each shareholder.  Therefore, the Fund is designed primarily for long-term investors.
Shareholders should consult their own tax advisors regarding any appliable tax consequences that may result from holding Shares.  For more information, see the “Risk Factors” section of this Prospectus.
Principal Risks of Investing in Private Funds
Underlying Fund Risk.  The Fund’s investment in Private Funds, sometimes referred to herein as the “Underlying Funds”, will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in an Underlying Fund may be higher than if the manager of the Underlying Fund managed the Fund’s assets directly.  The incentive fees charged by certain Underlying Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Underlying Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Underlying Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Underlying Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates.  The majority of Underlying Funds provide for withdrawal limitations that restrict the Adviser’s ability to terminate investments in the Underlying Funds.  If values are falling, the Fund will not be able to sell its Underlying Funds and the value of the Shares will decline.  These characteristics present additional risks for shareholders.
Risks Relating to Investing in a Family of Funds Managed by the Same Manager.  The Fund is initially expected to invest in Underlying Funds that are a family of funds considered to be affiliated with each other due to being managed by the same foreign-U.S. investment manager and/or its affiliates.  Investing in such Underlying Funds involves a variety of risk factors that may become applicable to the Fund as a result of such an investment including the following risks:
Misconduct by the Manager of the Underlying Managers.  The Adviser will not have any control over the Underlying Manager, thus there can be no assurances that the Underlying Manager will manage the initial Private Funds in a manner consistent with the Fund’s investment objective.  The Adviser will be dependent on information provided by the Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately. The above risks are exacerbated in the context of investing in a family of funds managed by a single manager or its affiliates. Misconduct or misrepresentations by employees of such Underlying Fund manager or its general partner or by third-party service providers, especially when multiple Underlying Funds in which the Fund had invested are managed by the same manager could cause significant losses to the Fund impacting a significant portion of the Fund’s portfolio. Employee misconduct may include binding the Underlying Funds to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in either case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing.  Losses could also result from actions by third-party service providers, including, without limitation, failing to recognize transactions and misappropriating assets.  In addition, employees and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities.  Despite the Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining such due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Adviser will identify or prevent any such misconduct.
Decisions by the manager of the Underlying Fund to withhold information may have adverse consequences for Fund investors in a variety of circumstances particularly when that same manager is managing multiple Underlying Funds in which the Fund invests.  For example:  (i) an investor that seeks to dispose of its interest in the Fund may have difficulty in determining an appropriate price for such interest; (ii) decisions by the manager of the Underlying Funds to withhold information may make it difficult for the Adviser to subject such manager to rigorous oversight; and (iii) each communication from the Adviser  must be interpreted in light of the realistic possibility that the Adviser is in possession of undisclosed information relating to the Underlying Funds or their portfolio companies that could be material to a comprehensive assessment of such communication.   Not having such an information in respect of multiple Underlying Funds will result in the Adviser communicating the incorrect information with regard to a material portfolio of the Fund’s portfolio.
Allocation of Investment Opportunities.   The manager of the Underlying Funds in which the Fund invests may, from time to time, be presented with investment opportunities that fall within the investment objectives of multiple Underlying Funds, and in such circumstances, subject to the terms of the governing documents of the Underlying Funds and applicable law, their manager may allocate such opportunities among such Underlying Funds on a basis that over time is fair and equitable to the Fund and such other funds, taking into account all relevant facts and circumstances, including (without limitation): (i) the investment objectives, strategies, guidelines and restrictions of the Underlying Funds, (ii) the relevant allocation of investment opportunity provisions in the Underlying Funds’ governing documents, (iii) differences with respect to available capital (e.g., current or anticipated capital available for investment, including anticipated follow-on investments, if applicable), size, and remaining life of each of the Underlying Funds; (iv) potential conflicts of interest, including whether the Underlying Fund has an existing investment in the opportunity in question; (v) the nature of the investment opportunity, including the size, minimum investment amounts and source of the opportunity; (vi) current and anticipated market conditions; (vii) portfolio diversification; (viii) the nature and extent of involvement in the transaction on the part of the respective teams of investment professionals for each of the Underlying Fund; (ix) tax, legal or regulatory considerations; and (x) and such other factors that the Underlying Fund may determine to be relevant.  While the Adviser believes that the manager of the Underlying Funds will make all allocation decisions on the basis that is fair to all of the Underlying Funds, when multiple Underlying Funds are managed by the same manager, not every Underlying Fund may receive its desired allocation especially as compared to a situation when each manager only manages one Underlying Fund.
The Underlying Funds may, subject to the terms of their governing documents, co-invest with other Underlying Funds.  Any such co-investments or related transactions may raise potential conflicts of interest, particularly if the Underlying Funds invests in different classes or types of securities of the same portfolio company.  In that regard, actions may be taken by one Underlying Fund vis-à-vis the other Underlying Fund and enter into transactions with each other.  Where investments by the Underlying Funds are made at different times, or where follow-on investments in a company in which more than one Underlying Fund has an investment are made in proportions that differ from their then existing ownership percentages of that company, conflicts of interest may arise with regard to valuations, exit opportunities and other matters.  While the Adviser believes that the manager of the Underlying Funds will use its reasonable efforts to avoid or minimize these types of conflicts, conflicts may arise, for example for control persons of the manager individually to the extent such persons are entitled to a greater share of the “carried interest” in a particular Underlying Fund relative to the other Underlying Funds in which the Fund invests.
Investments in Non-U.S. Real Estate and Securities.  Non-U.S. real estate and securities give rise to risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:
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These risks may include political or social instability, the seizure by foreign governments of company assets, acts of war or terrorism, withholding taxes on dividends and interest, high tax levels, and limitations on the use or transfer of portfolio assets.

•	Enforcing legal rights in some foreign countries is difficult, costly and slow, and there are sometimes special problems enforcing claims against foreign governments.
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Foreign real estate and securities are often valued in currencies other than the U.S. dollar.  Changes in currency exchange rates will affect an Underlying Fund’s valuation, the value of dividends and interest earned, and gains and losses realized on the sale of real estate and securities.  An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Fund’s investments to decline.  Some foreign currencies are particularly volatile.  Foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Fund’s foreign currency holdings.  If an Underlying Fund enters into forward foreign currency exchange contracts for hedging purposes, it may lose the benefits of advantageous changes in exchange rates.  On the other hand, if an Underlying Fund enters forward contracts for the purpose of increasing return, it may sustain losses.

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Non-U.S. real estate and securities markets may be less liquid, more volatile and less closely supervised by the government than in the United States.  Foreign countries often lack uniform accounting, auditing and financial reporting standards, and there may be less public information about their operations.

Risks Related to Commercial Real Estate and Real Estate-Related Assets.  Commercial real estate and real estate-related assets will be subject to the risks typically associated with real estate.  The value of real estate may be adversely affected by a number of risks, including:
•	natural disasters such as hurricanes, earthquakes and floods;
•	acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001;
•	adverse changes in national and local economic and real estate conditions;
•	an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants;
•	changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws;
•	costs of remediation and liabilities associated with environmental conditions affecting properties; and
•	the potential for uninsured or underinsured property losses.
The value of a property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property.  Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties.
Real Estate Debt Investments.  Investments in real estate debt are subject to risks including various creditor risks, including risks related to interest rate fluctuations, creditor default or bankruptcy, lender liability, and subordination risks, and early redemption features, which may materially adversely affect the Fund’s results of operations and financial condition.  The real estate debt and other real estate-related assets in which the Fund may (directly or indirectly) invest may include secured or unsecured debt at various levels of an issuer’s capital structure.  Such real estate debt may not be protected by financial covenants or limitations upon additional indebtedness, may be illiquid or have limited liquidity, and may not be rated by a credit rating agency.  Real estate debt is also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligation and (iii) environmental liabilities that may arise with respect to collateral securing the obligations.  Real estate debt investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation earlier than expected, resulting in a lower return than anticipated or reinvesting in a new obligation at a lower return to the Fund.
Real Estate-Related Equity.  The Fund may (directly or indirectly) invest from time to time in non-controlling preferred equity positions, common equity and other real estate-related interests.  Preferred equity investments generally rank junior to all existing and future indebtedness, including commercial mezzanine and mortgage loans, but rank senior to the owners’ common equity.  Preferred equity investments typically pay a dividend rather than interest payments and often have the right for such dividends to accrue if there is insufficient cash flow to pay currently.  These interests are not secured by the underlying real estate, but upon the occurrence of a default, the preferred equity provider typically has the right to effectuate a change of control with respect to the ownership of the property.  In addition, equity investments may be illiquid or have limited liquidity due to lock-out periods, limited trading volume or other limitations or prohibitions against their transfer, sale, pledge or disposition, including any necessary registration with the SEC requiring coordination with the issuer for the sale of such securities.  Investments in real estate-related equity securities will involve risks relating to the particular issuer of the equity securities, including the financial condition and business outlook of the issuer.  Issuers of real estate-related equity securities are subject to their own operating and other expenses and may be subject to a management fee and/or performance-based compensation (e.g., promote), which will be borne indirectly by equity holders.  Issuers of real estate-related common equity securities generally invest in real estate or real estate-related assets and are subject to the inherent risks associated with real estate, including the fluctuation of interests rates, risks relating to uninsured losses, and risks relating to commercial and residential leasing.
Development and Construction Delays.  Potential development and construction delays and resultant increased costs and risks may hinder an Underlying Fund’s operating results and decrease the Underlying Fund’s net income.  An Underlying Fund may acquire unimproved real property or properties that are under development or construction.  Investments in such properties will be subject to the uncertainties associated with the development and construction of real property, including those related to re-zoning land for development, environmental concerns of governmental entities and/or community groups and the Underlying Fund’s builders’ ability to build in conformity with plans, specifications, budgeted costs and timetables.  If a builder fails to perform, the Underlying Fund may resort to legal action to rescind the purchase or the construction contract or to compel performance.  A builder’s performance may also be affected or delayed by conditions beyond the builder’s control.  Delays in completing construction could also give tenants the right to terminate preconstruction leases.  The Underlying Fund may incur additional risks when it makes periodic progress payments or other advances to builders before they complete construction.  These and other factors can result in increased costs of a project or loss of the Underlying Fund’s investment.  In addition, the Underlying will be subject to normal lease-up risks relating to newly constructed projects.  The Underlying Fund also must rely on rental income and expense projections and estimates of the fair market value of property upon completion of construction when agreeing upon a purchase price at the time the Underlying Fund acquires the property.  If the Underlying Fund’s projections are inaccurate, it may pay too much for a property, and the return on its investment could suffer.  In addition, to the extent an Underlying Fund makes or acquires loans to finance construction or renovation projects, risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans it makes or acquires may materially adversely affect its investment.
Uninsured Property Loss and Damage.  An Underlying Fund may experience material losses related to its properties arising from natural disasters, such as extreme weather events, climate change, earthquakes or floods, and acts of God, vandalism or other crime, faulty construction or accidents, fire, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, acts of terrorism or other catastrophes.  Insurance policies on an Underlying Fund’s properties may include some coverage for losses that are generally catastrophic in nature, such as losses due to terrorism, earthquakes and floods, but there is no assurance that such policies will be adequate to cover all losses and some policies will be insured subject to limitations involving large deductibles or co-payments and policy limits that may not be sufficient to cover losses.  In general, losses related to terrorism are becoming harder and more expensive to insure against.  In some cases, the insurers exclude terrorism, in others the coverage against terrorist acts is limited, or available only for a significant price.  A similar dynamic has been unfolding with respect to certain weather and fire events, with insurers excluding certain investments that have high risk of weather, earthquake or fire events.  As the effects of climate change increase, it is expected that the frequency and impact of weather and climate related events and conditions could increase as well.  As a result, not all investments may be insured against terrorism, weather or fire.  If an Underlying Fund or one or more of its tenants experience a loss that is uninsured or that exceeds policy limits, the Underlying Fund could lose the capital invested in the damaged properties as well as the anticipated future cash flows from those properties.  In addition, if the damaged properties are subject to recourse indebtedness, the Underlying Fund would continue to be liable for the indebtedness, even if these properties were irreparably damaged.  Certain of these events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Underlying Fund.
Supply Chain Disruptions.  Supply chain disruptions could create unexpected renovation or maintenance costs or delays and/or could impact tenants’ businesses, any of which could materially adversely an Underlying Fund’s results of operations.  The construction and building industry, similar to many other industries, has recently experienced worldwide supply chain disruptions due to a multitude of factors that are beyond an Underlying Fund’s control, including the COVID-19 pandemic, and such disruptions may continue to occur.  Materials, parts and labor have also increased in cost over the recent past, sometimes significantly and over a short period of time.  Although an Underlying Fund generally does not intend to engage in large-scale development projects, small-scale construction projects, such as building renovations and maintenance or and tenant improvements that may be required under leases may be routine and necessary.  An Underlying Fund may incur costs for a property renovation or maintenance that exceeds its original estimates due to increased costs for materials or labor or other costs that are unexpected.  An Underlying Fund also may be unable to complete renovation of a property or tenant space on schedule due to supply chain disruptions or labor shortages.  Some tenants may have the right to terminate their leases if a renovation project is not completed on time.  In addition, tenants’ businesses may also be affected by supply chain issues, which could impact their ability to meet their obligations under their leases.
The actual rents an Underlying Fund may receive for the properties in its portfolio may be less than estimated market rents, and the Underlying Fund may experience a decline in realized rental rates from time to time, which could adversely affect its financial condition.
As a result of potential factors, including competitive pricing pressure in an Underlying Fund’s markets, a general economic downturn and the desirability of the Underlying Fund’s properties compared to other properties in the Underlying Fund’s markets, the Underlying Fund may be unable to realize its estimated market rents across the properties in its portfolio. In addition, depending on market rental rates at any given time as compared to expiring leases in its portfolio, from time to time rental rates for expiring leases may be higher than starting rental rates for new leases.  If the Underlying Fund is unable to obtain sufficient rental rates across its portfolio, then the Underlying Fund’s ability to generate cash flow growth will be negatively impacted.
Properties that have significant vacancies could be difficult to sell, which could diminish the return on these properties.
A property may incur vacancies either by the expiration of tenant leases or the continued default of tenants under their leases. If vacancies continue for a long period of time, the Underlying Fund may suffer reduced revenues resulting in less cash available for distribution to its investors.  In addition, the resale value of the property could be diminished because the market value of the Underlying Fund’s properties will depend principally upon the value of the cash flow generated by the leases associated with that property. Such a reduction in the resale value of a property could also reduce the value of the Underlying Fund.
Further, a decline in general economic conditions in the markets in which the Underlying Fund’s investments are located or in the U.S. generally could lead to an increase in tenant defaults, lower rental rates and less demand for commercial real estate space in those markets. As a result of these trends, the Underlying Fund may be more inclined to provide leasing incentives to the tenants in order to compete in a more competitive leasing environment. Such trends may result in reduced revenue and lower resale value of properties, which may reduce the Underlying Fund’s returns.
An Underlying Fund may enter into long-term leases with tenants in certain properties, which may not result in fair market rental rates over time
An investment manager on behalf of an Underlying Fund may enter into long-term leases with tenants of certain of the Underlying Fund’s properties, or include renewal options that specify a maximum rate increase. These leases would provide for rent to increase over time; however, if the investment manager does not accurately judge the potential for increases in market rental rates, it may set the terms of these long-term leases at levels such that, even after contractual rent increases, the rent under its long-term leases is less than then-current market rates. Further, the investment manager may have no ability to terminate those leases or to adjust the rent to then-prevailing market rates. As a result, the Underlying Fund’s cash available for distribution could be lower than if the Underlying Fund did not enter into long-term leases.
Competition and Lease Renewal
Numerous residential communities compete with the Underlying Fund in attracting residents to lease apartments, and additional communities can be expected to be built in the markets in which the ownership interests in individual real estate assets, multi-property portfolios, joint ventures and operating companies are located. The number and quality of competitive communities in a particular area will have a material effect on the ability to lease apartment homes at existing communities or newly acquired communities and on the rents charged. In addition, when leases of apartments expire, the leases may not be renewed, the related apartment may not be re-let promptly or the terms of renewal or re-letting may be less favorable than the terms of the expiring leases. If the leases are not promptly renewed or re-let or if the renewal rates are significantly lower than expected rates, then the

Underlying Fund’s results of operations and financial condition would be adversely affected. Consequently, the Underlying Fund’s cash flow and ability to make distributions would be reduced.
An Underlying Fund may depend on tenants for its revenue, and lease defaults or terminations could reduce its net income and limit its ability to make distributions to its investors.
The success of an Underlying Fund’s investments materially depends on the financial stability of the tenants. A default or termination by a tenant on its lease payments would cause the Underlying Fund to lose the revenue associated with such lease and require the Underlying Fund’s investment manager to find an alternative source of revenue to meet mortgage payments and prevent a foreclosure, if the property is subject to a mortgage. In the event of a tenant default or bankruptcy, the Underlying Fund may experience delays in enforcing the Underlying Fund’s rights as landlord and may incur substantial costs in protecting the Underlying Fund’s investment and re-leasing the Underlying Fund’s property. If a tenant defaults on or terminates a lease, the investment manager may be unable to lease the property for the rent previously received or sell the property without incurring a loss.
To the extent an Underlying Fund acquires retail properties, its revenue will be significantly impacted by the success and economic viability of its retail anchor tenants. The Underlying Fund’s reliance on a single tenant or significant tenants in certain buildings may decrease its ability to lease vacated space and adversely affect the returns of the Underlying Fund’s investors.
In the retail sector, a tenant occupying all or a large portion of the gross leasable area of a retail center, commonly referred to as an anchor tenant, may become insolvent, may suffer a downturn in business and default on or terminate its lease, or may decide not to renew its lease. Any of these events would result in a reduction or cessation in rental payments to an Underlying Fund from that tenant and would adversely affect the Underlying Fund’s financial condition. A lease termination by an anchor tenant could result in lease terminations or reductions in rent by other tenants whose leases may permit cancellation or rent reduction if an anchor tenant’s lease is terminated. In such event, the Underlying Fund’s investment manager may be unable to re-lease the vacated space. Similarly, the leases of some anchor tenants may permit the anchor tenant to transfer its lease to another retailer. The transfer to a new anchor tenant could cause customer traffic in the retail center to decrease and thereby reduce the income generated by that retail center. A lease transfer to a new anchor tenant could also allow other tenants, under the terms of their respective leases, to make reduced rental payments or to terminate their leases. In the event that the investment manager is unable to re-lease the vacated space to a new anchor tenant, it may incur additional expenses in order to renovate and subdivide the space to be able to re-lease the space to more than one tenant.
An Underlying Fund is exposed to environmental liabilities with respect to properties to which it takes title.
In the course of an Underlying Fund’s business, the Underlying Fund may take title to real estate, and, if the Underlying Fund does take title, the Underlying Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Underlying Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Underlying Fund ever becomes subject to significant environmental liabilities, the Underlying Fund’s financial condition could be materially and adversely affected.
Costs imposed pursuant to governmental laws and regulations may reduce an Underlying Fund’s net income and the cash available for distributions to its investors.
Real property and the operations conducted on real property are subject to federal, state and local laws and regulations relating to protection of the environment and human health. An Underlying Fund could be subject to liability in the form of fines, penalties or damages for noncompliance with these laws and regulations. These laws and regulations generally govern wastewater discharges, air emissions, the operation and removal of underground and above-ground storage tanks, the use, storage, treatment, transportation and disposal of solid and hazardous materials, the remediation of contamination associated with the release or disposal of solid and hazardous materials, the presence of toxic building materials and other health and safety-related concerns.
Some of these laws and regulations may impose joint and several liability on the tenants, owners or operators of real property for the costs to investigate or remediate contaminated properties, regardless of fault, whether the contamination occurred prior to purchase, or whether the acts causing the contamination were legal. Activities of the Underlying Fund’s tenants, the condition of properties at the time the Underlying Fund acquires them, operations in the vicinity of the Underlying Fund’s properties, such as the presence of underground storage tanks, or activities of unrelated third parties may affect the Underlying Fund’s properties.
The presence of hazardous substances, or the failure to properly manage or remediate these substances, may hinder the Underlying Fund’s ability to sell, rent or pledge such property as collateral for future borrowings. Any material expenditures, fines, penalties or damages the Underlying Fund must pay will reduce the Underlying Fund’s ability to make distributions and may reduce the value of the Underlying Fund.
Regulations may be promulgated that could restrict or curtail certain usages of existing structures or require that such structures be renovated or altered in some manner. The promulgation and enforcement of such regulations could increase expenses, and lower the income or rate of return, as well as adversely affect the value of any of the Underlying Fund’s investments. Operators are also subject to laws governing their relationship with employees, including minimum wage requirements, overtime, working conditions and work permit requirements. Compliance with, or changes in, these laws could reduce the revenue and profitability of the Underlying Fund. In addition, regulation of the leasing of residential property by many state and local governments includes controls over rents that may be charged to tenants. Such regulations often impose limits on rent increases and may require that properties comply with specified requirements as a precondition for rent increases.
Additionally, the Underlying Fund’s properties may be subject to takings or eminent domain by the government. Any such exercise of eminent domain would allow the Underlying Fund to recover only the fair value of the affected properties. “Fair value” could be substantially less than the real market value of the Underlying Fund’s internal assessment of value of the property for a number of years, and the

Underlying Fund could effectively have no profit potential from properties acquired by the government through eminent domain.
Finally, raw materials and labor required for construction may increase in cost beyond current expectations.  Specifically, the impact of ongoing tariff negotiations may impact the cost of raw materials needed for construction.
The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property or of paying personal injury or other damage claims could reduce the amounts available for distributions to an Underlying Fund’s investors.
Under various laws, ordinances and regulations, a current or previous real property owner or operator may be liable for the cost of removing or remediating hazardous or toxic substances on, under or in such property. These costs could be substantial. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. Environmental laws also may impose liens on property or restrictions on the manner in which property may be used or businesses may be operated, and these restrictions may require substantial expenditures or prevent the Underlying Fund from entering into leases with prospective tenants that may be impacted by such laws. Environmental laws provide for sanctions for noncompliance and may be enforced by governmental agencies or, in certain circumstances, by private parties. Certain environmental laws and common law principles could be used to impose liability for the release of and exposure to hazardous substances, including asbestos-containing materials and lead-based paint. Third parties may seek recovery from real property owners or operators for personal injury or property damage associated with exposure to released hazardous substances and governments may seek recovery for natural resource damage. The costs of defending against claims of environmental liability, of complying with environmental regulatory requirements, of remediating any contaminated property, or of paying personal injury, property damage or natural resource damage claims could reduce the amounts available for distribution to the Underlying Fund’s investors.
If an Underlying Fund sells a property by providing financing to the purchaser, it will bear the risk of default by the purchaser, which could delay or reduce the distributions available to the Underlying Fund.
If an Underlying Fund decides to sell any of its properties, it intends to use its best efforts to sell them for cash; however, in some instances, it may sell its properties by providing financing to purchasers. When it provides financing to a purchaser, it will bear the risk that the purchaser may default, which could reduce its cash distributions to its investors.  Even in the absence of a purchaser default, the distribution of the proceeds of the sale to Underlying Fund’s investors, or the reinvestment of the proceeds in other assets, will be delayed until the promissory note or other property it may accept upon a sale are actually paid, sold, refinanced or otherwise disposed.
Competition with third parties in acquiring properties and other investments may reduce an Underlying Fund’s profitability and the return on the Underlying Fund’s investment.

An Underlying Fund has significant competition with respect to its acquisition of properties and other investments with many other companies, including insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Underlying Fund’s investment manager. The Underlying Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Underlying Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, investors may experience a lower return on their investment. Additional funds with similar investment objectives may be formed in the future by other unrelated parties and further consolidations may occur.  In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Underlying Fund acquires properties and other investments at higher prices than its competitors and/or by using less-than-ideal capital structures, its returns will be lower and the value of its assets may not increase or may decrease significantly below the amount it paid for such assets. If such events occur, the investors may experience a lower return on their investment.  The success of the Underlying Fund will depend on the ability of the professionals of the investment manager and the General Partner to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of a sufficient number of suitable investments. There can be no assurance that the Underlying Fund will be able to locate, complete and exit investments that satisfy the Underlying Fund’s rate of return objectives, or realize upon their values.
Certain property types or portfolios of properties that an Underlying Fund acquires may not have efficient alternative uses and the Underlying Fund’s investment manager may have difficulty leasing them to new tenants and/or have to make significant capital expenditures to them to do so.
Certain property types, such as industrial properties, can be difficult to lease to new tenants, should the current tenant terminate or choose not to renew its lease.  These properties generally have received significant tenant-specific improvements and only very specific tenants may be able to use such improvements, making the properties very difficult to re-lease in their current condition. Additionally, an interested tenant may demand that, as a condition of executing a lease for the property, the property managers finance and construct significant improvements so that the tenant could use the property. This expense may decrease cash available for distribution, as the Underlying Fund may be required to (i) pay for the improvements up-front or (ii) finance the improvements at potentially unattractive terms.
Risk of Foreclosure
It is contemplated that the gross revenues to be derived from the operation of the investments will be sufficient to cover the expenses of maintaining and operating the investments, including servicing any applicable debt financing.  However, no assurance exists that such gross revenues will always be sufficient to cover such expenses. Failure by the revenues generated by the investments to meet the obligations under any applicable debt financing could result in loss of the investments through foreclosure and, thus, the investors losing their investment. Moreover, many forms of debt financing will have terms that will require a substantial “balloon payment” at maturity.  It is anticipated that the investments will be sold or refinanced at or prior to the time of the maturity.  The ability to repay any debt financing will be dependent upon the ability to sell the investments for more than the balloon amount or to obtain adequate refinancing at the respective due date.  Failure to sell the investments or to obtain the necessary refinancing when needed could result in a foreclosure of the investments.
Renovation Risks and Investments in Land, Development and Redevelopment
The renovation of residential apartments and related properties involves risks associated with the construction and renovation of real property, including the possibility of construction and renovation cost overruns and delays due to various factors (including inclement weather, labor or material shortages and the unavailability of construction and permanent financing) and market or site deterioration after acquisition or renovation. Any unanticipated delays or expenses in connection with the renovation of properties could have an adverse effect on the results of operations and financial condition of an Underlying Fund. The Underlying Fund, in addition to implementing a comprehensive renovation strategy, is expected to make additional investments in certain opportunistic assets or developments when the Underlying Fund’s investment manager believes that this strategy is prudent for the specific market conditions and capital requirements. Such additional investments may include the Underlying Fund acquiring direct or indirect interests in undeveloped land or underdeveloped real property (which may often be non-income producing), real estate developments or redevelopments.  To the extent that the Underlying Fund invests in such assets or activities, it will be subject to the risks normally associated with such assets and development activities. Such risks include risks relating to the availability and timely receipt of zoning and other regulatory approvals, the cost and timely completion of construction (including risks beyond the control of the Underlying Fund, such as weather or labor conditions or material shortages) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development or redevelopment activities once undertaken, any of which could have an adverse effect on the Underlying Fund. Properties under development or properties acquired for development may receive little or no cash flow from the date of acquisition through the date of completion of development and may continue to experience operating deficits after the date of completion. In addition, market conditions may change during the course of development that make such development less attractive than at the time it was commenced.
Inflation and Rising Interest Rates.  Periods of high inflation and high interest rates, as well as periods of substantial volatility in interest rates could impact the value of investments made by an Underlying Fund.  The value of certain investments can be expected to be extremely sensitive to changes in interest rates in the markets it operates.  An Underlying Fund’s investments will likely incur debt that bears interest at a variable rate.  Accordingly, increases in interest rates would increase the interest costs of an Underlying Fund’s investments, which could materially and adversely affect the results of operations and ability to pay amounts due on the outstanding debt.
Prepayment Risk.  Debt investments may face prepayment risk and interest rate fluctuations that may adversely affect (directly or indirectly) the Fund’s results of operations and financial condition.  During periods of declining interest rates, the issuer of a security or borrower under a loan may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment of proceeds from such prepayment in lower yielding securities or loans, which may result in a decline in returns.  Debt investments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met.  An issuer may choose to redeem a debt security if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.  In addition, the market price of the Fund’s investments will change in response to changes in interest rates and other factors.  During periods of declining interest rates, the market price of fixed-rate debt investments generally rises.  Conversely, during periods of rising interest rates, the market price of such investments generally declines.  The magnitude of these fluctuations in the market price of debt investments is generally greater for securities with longer maturities.  If the U.S. Federal Reserve or other relevant central banks increase benchmark interest rates, this could also negatively impact the price of debt instruments and could adversely affect the value of debt investments and the Fund’s NAV per Share.
Credit Markets.  Any adverse changes in the global credit markets could make it more difficult for an Underlying Fund to obtain favorable financing.  An Underlying Fund’s ability to generate attractive investment returns for its shareholders will be adversely affected to the extent it is unable to obtain favorable financing terms.  If an Underlying Fund is unable to obtain favorable financing terms, it may not be able to adequately leverage its portfolio, may face increased financing expenses or may face increased restrictions on its investment activities, any of which would negatively impact its performance.
Funding Issues.  An Underlying Fund’s results of operations, financial condition and business may be impacted by its ability to secure bank credit facilities (including term loans and revolving facilities), warehouse facilities and structured financing arrangements, public and private debt or bond issuances (including through securitizations), repurchase agreements and derivative instruments, in addition to transaction or asset specific funding arrangements and additional repurchase agreements on acceptable terms.  An Underlying Fund may also rely on short-term financing that would be especially exposed to changes in availability.  An Underlying Fund’s access to sources of financing will depend upon a number of factors, over which its has little or no control, including:
•	general economic or market conditions;
•	the market’s view of the quality of its assets;
•	the market’s perception of its growth potential; and
•	its current and potential future earnings and cash distributions.
Unfavorable economic conditions, such as those caused by the COVID-19 pandemic, or capital market conditions may increase an Underlying Fund’s funding costs, limit its access to the capital markets or could result in a decision by its potential lenders not to extend credit.  An inability to successfully access the capital markets could limit an Underlying Fund’s ability to grow its business and fully execute its business strategy and could decrease its earnings and liquidity.  In addition, any dislocation or weakness in the capital and credit markets could adversely affect an Underlying Fund’s lenders and could cause one or more of its lenders to be unwilling or unable to provide it with financing or to increase the costs of that financing.  In addition, as regulatory capital requirements imposed on an Underlying Fund’s lenders are increased, they may be required to limit, or increase the cost of, financing they provide to the Underlying Fund.  In general, this could potentially increase an Underlying Fund’s financing costs and reduce its liquidity or require it to sell assets at an inopportune time or price.  There is no assurance that an Underlying Fund will be able to obtain financing on favorable terms or at all.
Lines of Credit.  An Underlying Fund may seek to obtain one or more lines of credit in an effort to provide for a ready source of liquidity for any business purpose.  There can be no assurances that an Underlying Fund will be able to obtain one or more lines of credit on financially reasonable terms or at all.  In addition, an Underlying Fund may not be able to obtain lines of credit of an appropriate size for its business.  Further, distributions may be subordinated to payments required in connection with any indebtedness contemplated thereby.  An Underlying Fund may utilize a line of credit for the benefit of its affiliates that may invest alongside the Underlying Fund in one or more investments.
Interest Rate Risk.  The volatility of the global credit markets could make it more difficult to obtain favorable financing for investments.  During periods of volatility, which often occur during economic downturns, generally credit spreads widen, interest rates rise, and investor demand for high yield debt declines.  These trends result in reduced willingness by investment banks and other lenders to finance new investments and deterioration of available terms.  If the overall cost of borrowing increases, either by increases in the index rates or by increases in lender spreads, the increased costs may result in future acquisitions generating lower overall economic returns and potentially reducing future cash flow available for distribution.  Disruptions in the debt markets negatively impact the ability to borrow monies to finance the purchase of, or other activities related to, securities and other assets.  If an Underlying Fund is unable to borrow monies on terms and conditions that it finds acceptable, it likely will have to reduce the number of properties it can purchase, and the return on the properties it does purchase may be lower.  In addition, an Underlying Fund may find it difficult, costly or impossible to refinance indebtedness that is maturing.  Moreover, to the extent that such marketplace events are not temporary, they could have an adverse impact on the availability of credit to businesses generally and could lead to an overall weakening of the U.S. economy.
Restrictive Covenants.  When providing financing, a lender may impose restrictions on an Underlying Fund that affect its distribution and operating policies and its ability to obtain additional loans.  Loan documents an Underlying Fund enters into may contain covenants that limit its ability to further mortgage or dispose of the property or discontinue insurance coverage.  In addition, loan documents may limit an Underlying Fund’s ability to enter into or terminate certain operating or lease agreements related to the property.  Loan documents may also require lender approval of certain actions and as a result of the lender’s failure to grant such approval, an Underlying Fund may not be able to take a course of action it deems most profitable.  These or other limitations may adversely affect an Underlying Fund’s flexibility and its ability to make distributions.
Joint Ventures.  An Underlying Fund may, directly or indirectly, enter into joint ventures to acquire properties and other assets.  An Underlying Fund may also purchase and develop properties in joint ventures or in partnerships, co-tenancies or other co-ownership arrangements.  Such investments may involve risks not otherwise present with other methods of investment, including, for example, the following risks:

•	that the Underlying Fund co-venturer, co-tenant or partner in an investment could become insolvent or bankrupt;
•	that such co-venturer, co-tenant or partner may at any time have economic or business interests or goals that are or that become inconsistent with the Underlying Fund’s business interests or goals;
•	that such co-venturer, co-tenant or partner may be in a position to take action contrary to the Underlying Fund’s policies or objectives; or
•
that disputes between the Underlying Fund and the co-venturer, co-tenant or partner may result in litigation or arbitration that would increase the Underlying Fund’s expenses and prevent the Underlying Adviser from focusing its time and effort on the Underlying Fund’s operations.

Any of the above might subject a property to liabilities in excess of those contemplated and thus reduce returns on that investment and the value of the Fund’s investment.
Real Estate Tax Risk.  Real property owned directly or indirectly by the Fund, including through the Private Funds, likely will be subject to real property taxes and in some instances, personal property taxes.  Such taxes may increase as property tax rates change and as the properties are assessed or reassessed by taxing authorities.  An increase in property taxes on real property owned by the Fund could adversely affect the Fund’s results from operations and could decrease the value of that real property.
Non-U.S. Tax Risk.  Shareholders should expect to be subject to significant levels of non-U.S. taxation in connection with the Fund’s activities, including potentially high levels of taxation, thereby reducing the earnings of their investment.  Shareholders may not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the Blockers.  Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest.
Changes in Tax Laws.  The U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect.  For example, tax legislation enacted in 2017 (the “Tax Cuts and Jobs Act”) resulted in fundamental changes to the Code (some of which are set to expire in 2025).  More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates.  Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of a Shareholder’s investment in the Fund and the Fund’s investments or holding structures.
Principal Risks of Investing in Common Stocks
Market Risk.  The values of \securities and instruments may be volatile and may be influenced by, among other things, market risk (including changes in economic conditions, growth rates, profits, interest rates and the market’s perception of these securities), general economic conditions (which may affect the level and volatility of investments and the extent and timing of investor participation in the market), issuer risk, national and international political and economic events, fluctuations in currency exchange rates and interest rates and government trade, fiscal, monetary and other policies and actions.  As a result, the value of the Fund’s investments may be subject to sudden and substantial declines in value.
Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Risk.  The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events.  Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock.  In addition, the Fund’s portfolio is subject to the risks associated with growth stocks.  Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
Principal Risks of Investing in Mutual Funds and ETFs
Registered Investment Companies.  Any investment in a registered investment company involves investment risk.  Additionally, an investor could invest directly in the registered investment companies in which the Fund invests.  By investing indirectly through the Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests.  An investor may also indirectly bear expenses paid by registered investment companies in which the Fund invests related to the distribution of such registered investment company’s shares.
Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash.  As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them.  Such disposition will impose additional costs on the Fund.
Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund and the Adviser.  At any particular time, one registered investment company in which the Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests.

  As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
Principal Risks of Direct Investments
Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Income-Generating Securities Risks.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. The UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates have been phased out as of the end of 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Credit Risk. The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.
Special Risks of Fund of Funds Structure
No Investment Company Registration.  Underlying Funds will generally not be registered as investment companies under the Investment Company Act.  Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Underlying Funds.  In addition, such Underlying Funds generally are not obligated to disclose the contents of their portfolios.  This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Underlying Funds cause the Fund to be above specified levels of ownership in certain investment strategies.  Although the Fund expects to receive information from each underlying manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.  An underlying manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund.
The SEC adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements.  While Rule 12d1-4 under the Investment Company Act permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
No Investment Adviser Registration.  The general partners to Underlying Funds will generally not be registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  Consequently, they are not subject to the record keeping, disclosure and other obligations specified in the Advisers Act, including obligations to safeguard client assets under Rule 206(4)-2 of the Advisers Act.
Multiple Levels of Fees and Expenses.  Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund.  By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations, if any.  Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds.  Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.
Certain Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally.  Accordingly, an underlying manager to an Underlying Fund with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its shareholders, even if the Fund’s overall performance is negative.  Generally, fees payable to underlying managers of the Underlying Funds will range from 0.00% to 2.00% (annualized) of the average NAV of the Fund’s investment.  In addition, certain underlying managers charge an incentive allocation or fee generally ranging from 0.00% to 20.00% of an Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain underlying managers.  The performance-based compensation received by an underlying manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation.  Such compensation may be based on calculations of realized and unrealized gains made by the underlying manager without independent oversight.
Underlying Managers Invest Independently.  The underlying managers generally invest wholly independently of one another and may at times hold economically offsetting positions.  To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions.  Furthermore, it is possible that from time to time, various Underlying Funds selected by the Adviser may be competing with each other for the same positions in one or more markets.  In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.
Liquidity Constraints of Underlying Funds.  Since the Fund may make additional investments in or affect withdrawals from an Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase shares.  The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund.  Therefore, the Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so.  Some Underlying Funds may impose early redemption fees while others may not.  This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase shares from shareholders.  Underlying Funds may be permitted to redeem their interests in-kind.  Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value.  See “Calculation of Net Asset Value.” In these circumstances, the Adviser does not intend to distribute securities to shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.
Valuation of Underlying Funds.  The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations calculated by the administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Underlying Funds or their respective administrators.  Although the Adviser reviews the valuation procedures used by all Underlying Managers, neither the Adviser nor the administrator can confirm or review the accuracy of valuations provided by Underlying Funds or their administrators.  An underlying manager may face a conflict of interest in valuing such securities since their values will affect the underlying manager’s compensation.

High Portfolio Turnover.  The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations.  The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees.  The Fund will have no control over this turnover.  It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income.  In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.
Indemnification of Underlying Funds.  The Underlying Funds generally indemnify their corresponding managers and their affiliates from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions.  The underlying managers often have broad limitations on liability and indemnification rights.
Investments in Non-Voting Securities.  In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund.  This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser.  To limit its voting interest in certain Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund.  Other accounts managed by the Adviser may also waive its voting rights in a particular Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Adviser).  Subject to the oversight of the Board, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Underlying Fund.  Rights may not be waived or contractually limited for an Underlying Fund that does not provide an ongoing ability for follow-on investment, such as an Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur.  These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds.  However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Underlying Fund, including matters adverse to the Fund’s interests.
Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel.  These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.  There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund.  In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Lack of Control Over Underlying Managers.  The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy.  The Adviser will not have any control over the underlying managers, thus there can be no assurances that an underlying manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  The Adviser may be constrained by the withdrawal limitations imposed by private Underlying Funds, which may restrict the Fund’s ability to terminate investments in private Underlying Funds that are performing poorly or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the private Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives and/or the Fund’s ability to calculate its net asset value accurately.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.
Subsidiaries.  The Fund may make investments through Blockers.  By investing in Blockers, the Fund is indirectly exposed to the risks associated with the Blockers’ investments.  The investments held by Blockers are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.  These risks are described elsewhere in this Prospectus.  There can be no assurance that the investment objectives of Blockers will be achieved.
There is a risk that the IRS could assert that the income derived from the Fund’s investment in Blockers will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.  In 2019, the Treasury and the IRS issued regulations that provide that the income from a foreign subsidiary that is a controlled foreign corporation is qualifying income for purposes of a fund remaining qualified as a RIC for U.S. federal income tax purposes provided (1) that the income is actually distributed by the foreign subsidiary to the RIC each year and (2) even if not distributed, to extent the income is derived with respect to the fund’s business of investing in stock, securities or currencies.  Each Blocker intends to distribute its income each year.  If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.
MANAGEMENT OF THE FUND
Board of Trustees and Service Providers
The management and affairs of the Fund are supervised by the Board.  The Board consists of three individuals, two of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.  The Board also oversees risk as part of its general oversight of the Fund.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund.

The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, Administrator, Transfer Agent, Distributor and Custodian.  The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising oversight of the Fund’s service providers.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management of the Fund” in the SAI.
U.S. Bank N.A. (the “Custodian”) serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian is located at Lunken Operations Center, 5065 Wooster Road, Cincinnati, Ohio 45226.
SS&C serves as the Fund’s administrator, fund accountant, and transfer agent.  Specifically, the Fund has retained ALPS Fund Services, Inc., SS&C GIDS,  Inc. and DST Asset Manager Solutions, Inc. (collectively, “SS&C”) to provide it with administrative, fund accounting, and  transfer agent services.  The Fund compensates the SS&C for these  services and reimburses SS&C for certain out-of-pocket expenses.
Investment Adviser
Sphinx Investments LLC, 919 E. Main St., Suite 1000, Richmond, Virginia 23219 (the “Adviser”), serves as the investment adviser to the Fund under an investment advisory agreement between the Fund and the Adviser dated August 2, 2024 (the “Investment Advisory Agreement”).  The Adviser is a Delaware limited liability company formed on July 14, 2023, and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, in 2024. The majority of shares in the Adviser are owned by Joshua S. Curtis, who is the control person of the Adviser.
The Adviser’s personnel have expertise in evaluating Private Funds and managers of Private Funds, including managers of Private Funds investing in foreign jurisdictions. However, the Adviser has not previously served as investment adviser to a registered investment company. As a result, shareholders do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. In addition, the Adviser currently has limited personnel and resources, which may prevent it from being able to continue to provide advisory services if key personnel become incapacitated or terminate their employment.
Under the terms of the Investment Advisory Agreement, and subject to the authority of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, furnish a continuous investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

Pursuant to the Investment Advisory Agreement, the Fund pays to the Adviser compensation at an annual rate of 1.50%, accrued daily and payable monthly in arrears by the 10th business day of the succeeding month based upon the Fund’s average daily “managed assets.” Managed assets are the total assets of the Fund minus the sum of accrued liabilities as of each day. In the case of a partial month, compensation will be based on the number of days during the month in which the Adviser provided services to the Fund. Compensation will be paid to the Adviser before giving effect to any repurchase of any shares in the Fund effective as of that date. The Adviser may, in its discretion and from time to time, reduce any portion of the compensation or reimbursement of expenses due to it pursuant to the Investment Advisory Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under the Investment Advisory Agreement.
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually, after the commencement of operations of the Fund until one year from the effective date of the Fund’s initial prospectus, to waive fees payable to the Adviser by the Fund, and to pay or absorb expenses of the Fund (a “Waiver”) so that the total annual expenses of the Fund (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, and the investment management fee) will not exceed 1.30% of the average daily net assets of shares of the Fund on an annualized basis (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to carry forward, for a period not to exceed three years from the date on which a Waiver is made by the Adviser, all fees and expenses in excess of the Expense Limitation that have been waived, paid or absorbed by the Adviser, and to repay the Adviser such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s report to shareholders for the period ending March 31, 2025.
Portfolio Manager
Mr. Curtis has served as the Fund’s portfolio manager since the Fund’s inception.  Mr. Curtis is ultimately responsible for all investment decisions made for the Fund and is solely responsible for the day-to-day investment operations of the Fund.  Mr. Curtis also has responsibility for reviewing the overall composition of the Fund’s portfolio to ensure its compliance with the Fund’s stated investment objective and strategies.  The Adviser has personnel that have expertise in evaluating Private Funds and managers of Private Funds, including managers of Private Funds investing in foreign jurisdictions.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares.
Control Persons
A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of the date of this Prospectus, the Fund has not commenced operations and thus has no control persons.

ESTIMATED FUND EXPENSES
The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund.  The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.
The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian, administrator and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s annual Repurchase Offers, (xii) distribution fees, (xiii) shareholder servicing fees and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.  The expenses incident to the offering and issuance of Shares by the Fund will be recorded as a reduction of capital of the Fund attributable to the Shares.
On the basis of the anticipated size of the Fund, it is estimated that the Fund’s annual operating expenses will be approximately $[•], which includes offering costs and does not take into account the effect of the Expense Limitation Agreement between the Fund and the Adviser.  However, no assurance can be given, in light of the Fund’s investment objective and policies and the fact that the Fund’s offering is continuous and Shares are sold on a best-efforts basis that actual annual operating expenses will not be substantially more or less than this estimate.
The Fund’s estimated organizational and offering expenses (including pre-effective expenses) for the initial 12-month period of investment operations are $[•].  These expenses are not subject to recoupment by the Adviser.
As a new fund, the Fund’s initial operating expenses, including start-up costs, which may be significant, may be higher than the expenses of an established fund.  Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of Shares.
CONFLICTS OF INTEREST
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any).  The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of Shares.
PERFORMANCE
From time to time, the Fund advertises its performance.  Performance information may include total return for specific time periods.  Total return is the change in value of an investment over a given period.  Total return assumes any dividends and capital gains are reinvested.  Performance figures are always based on the Fund’s past performance and do not guarantee future results.  The Fund’s total return will vary, depending on market conditions, the investments owned by the Fund, the Fund’s operating expenses and the amount of capital gains or losses during the period.  For a more detailed description of how the Fund calculates its performance figures, please see “Performance Information” in the SAI.
CONTINUOUS OFFERING
Shares are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted.  The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted.  The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Board.
USE OF PROCEEDS FROM SALES OF SHARES
The net proceeds to the Fund will be invested in accordance with the Fund’s investment objective and policies as soon as practicable.  The net proceeds of the continuous offering of the Shares will be invested in accordance with the Fund’s investment objective and policies as soon as practicable after receipt.  No arrangements have been made to place such proceeds in escrow, trust or a similar account.  Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of the Shares.  The Fund’s investments in the Private Funds will be made within a period not expected to exceed three months, while any investments in other Investments, such as publicly traded securities or money market funds will generally be made on the next business day following receipt of the proceeds.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund expects to invest all or a portion of its assets in money market funds or high quality, short-term debt securities, or hold cash.  The Fund may be prevented from achieving its investment objective during any time in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.  The organization and offering costs are estimated to be $262,538.33.
DETERMINATION OF NET ASSET VALUE
The NAV of the Shares is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time).  The Fund does not calculate the NAV on dates the NYSE is closed for trading, which include New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Each Share will be offered at NAV.  During the continuous offering, the price of the Shares will increase or decrease on a daily basis according to the NAV of the Shares.  In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.  The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio.  The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of Shares outstanding.
If market quotations are not readily available (as in the case of Private Funds), securities are valued at fair value as determined by the Board.  The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Underlying Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate the Fund’s NAV.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including:  (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which may include, but are not limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Underlying Funds could be available on no more than a quarterly basis.  Underlying Funds that invest primarily in publicly traded securities are more easily valued.
Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell Shares.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  To the extent necessary, the Adviser will obtain exchange rates from recognized independent pricing agents.
Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value.  Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.
Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.
The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Board will review any securities valued by the Adviser in accordance with the Fund’s valuation policies.
DISTRIBUTION OF FUND SHARES
Distributor
ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), is the distributor for the Shares.  Shares are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted.  Any purchase order may be rejected by the Distributor or the Fund.  The Distributor or the Fund also may suspend or terminate its offering of the Shares at any time.  The Distributor does not intend to act as a market maker in our Shares.
Pursuant to the Distribution Agreement, the Distributor is solely responsible for its costs and expenses incurred in connection with its qualification as a broker-dealer under state or federal laws.  The Distribution Agreement provides that the Fund will indemnify the Distributor and its affiliates and certain other persons against certain liabilities.  Specifically, it provides that the Fund will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor free and harmless from and against any and all claims arising out of or based upon (i) any material action (or omission to act) of the Distributor or its agents taken in connection with the Distribution Agreement; provided that such action (or omission to act) is taken without willful misfeasance, gross negligence or reckless disregard by the Distributor of its duties and obligations under the Distribution Agreement; (ii) any untrue or alleged untrue statement of a material fact contained in the Prospectus or related offering materials or any omission or alleged omission to state a material fact required to be stated in the Prospectus or related offering materials or necessary to make the statements in any Prospectus or related offering materials not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Fund or the Adviser in connection with the preparation of the Fund’s Prospectus or related offering materials by or on behalf of the Distributor; (iii) any material breach of the agreements, representations, warranties and covenants by the Fund and the Adviser in the Distribution Agreement; or (iv) the reliance on or use by the Distributor or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Fund or the Adviser.
REVENUE SHARING
The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell Shares or which include the Fund as an investment option for their respective customers.  These payments are often referred to as “revenue sharing payments,” and are paid from the Adviser’s own legitimate profits and other of its own resources (not from the Fund’s) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries.
INVESTOR SUITABILITY
An investment in the Fund involves substantial risks and may not be suitable for all investors.  You may lose money on your entire investment in the Fund.  An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.  Before making an investment decision, prospective investors and their financial advisers should consider the suitability of an investment in the Fund with respect to the investor’s investment objective and personal situation, and consider factors such as the investor’s personal net worth, income, age, risk tolerance and liquidity needs.  The Fund should be considered an illiquid investment.  Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end interval fund.  The Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market for the Shares to exist in the future.
PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase Shares of the Fund by placing orders with SS&C, the Fund’s transfer agent (or its authorized agent) (the “Transfer Agent”).  Institutions and intermediaries that use certain proprietary systems of the Adviser may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Fund generally does not accept investments from non-U.S. investors and reserves the right to decline such investments.
Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.

These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.  In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Fund’s Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.  After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified.  The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your Shares will be redeemed at the NAV next calculated after the account is closed.
Purchases by Mail
To make an initial purchase by mail, complete an account application and mail the application with a check made payable to the Fund to:
Sphinx Opportunity Fund II
Sphinx Investments
PO Box 219069
Kansas City, MO 64121-9069

All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Fund does not accept postdated checks or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Shares.
The Transfer Agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.
Minimum Purchases
The minimum initial investment in the Fund is $500, with a minimum subsequent investment of $100.  Such minimum investment values will be subject to waiver in the Adviser’s sole discretion.  If you purchase Shares through an intermediary, different minimum account requirements may apply.  The Distributor and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances.

Automatic Investment Plan – Subsequent Investments
You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of $100 on specified days of each month into your established Fund account.  Please contact the Transfer’s Agent at (844) 700-1477 for more information about the Fund’s Automatic Investment Plan.
PERIODIC OFFERS TO REPURCHASE SHARES
The Fund is not aware of any currently existing secondary market for the Shares and does not anticipate that a secondary market will develop for the Shares.  A secondary market is a market, exchange facility, or system for quoting bid and asking prices where securities such as the Shares can be readily bought and sold among holders of the securities after they are initially distributed.  Without a secondary market, shares are not liquid, which means that they are not readily marketable.
The Fund, however, has taken action to provide a measure of liquidity to shareholders.  The Fund has adopted share repurchase policies as fundamental policies.  This means the policies may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities.  These policies provide that the Fund will make Repurchase Offers, which are annual offers by the Fund to repurchase a designated percentage of the outstanding Shares owned by the Fund’s shareholders.  The Fund is therefore designed primarily for long-term investors.
The Fund will suspend or delay a Repurchase Offer only if certain regulatory requirements (described in the notice of the Repurchase Offer) are met.  See “PERIODIC OFFERS TO REPURCHASE SHARES—Suspension or Postponement of Repurchase Offer.” Once every two years the Board may determine in its sole discretion to have one additional Repurchase Offer in addition to the regular annual Repurchase Offers.
Repurchase Dates
Once each year, the Fund will offer to repurchase at NAV no less than 5% of the outstanding Shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day, if the 14th day is not a business day.  The Board may establish other policies for repurchases of Shares that are consistent with the 1940 Act, and other applicable laws.
Repurchase Request Deadline
The “Repurchase Request Deadline” is the date by which shareholders wishing to tender Shares for repurchase must respond to the Repurchase Offer.  When a Repurchase Offer commences, the Fund sends, at least 21 days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

•	Detailed instructions for how to tender Shares.
•
The percentage of outstanding Shares that the Fund is offering to repurchase (the “Repurchase Amount”) and the procedures for how the Fund will purchase Shares on a pro rata basis if the Repurchase Offer is oversubscribed.

•	The date on which a shareholder’s repurchase request is due (the “Repurchase Request Deadline”).
•	The date that will be used to determine the Fund’s NAV applicable to the Repurchase Offer (the “Repurchase Pricing Date”).
•	The date by which the Fund will pay to shareholders the proceeds from their Shares accepted for repurchase (the “Repurchase Payment Deadline”).
•
A statement that the NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the latest possible Repurchase Pricing Date under certain circumstances.

•	The procedures by which shareholders may tender their Shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.
•	The circumstances in which the Fund may suspend or postpone the Repurchase Offer.
This notice may be included in a shareholder report or other Fund document.  The Repurchase Request Deadline will be strictly observed.  If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate their Shares until a subsequent Repurchase Offer, and will have to resubmit a repurchase request in the next Repurchase Offer.  Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.
Repurchase Amounts
The Board, in its sole discretion, will determine the Repurchase Offer Amount for a given Repurchase Request Deadline.  It is expected that each Repurchase Offer Amount will be approximately 5% of the Fund’s outstanding Shares, subject to applicable law and to approval of the Board.  In all cases each Repurchase Offer Amount will be at least 5% and not more than 25% of the Fund’s outstanding Shares, as required by Rule 23c-3 under the 1940 Act.
If shareholders tender more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase, at the sole discretion of the Board, an additional amount of Shares not exceeding 2% of the Shares outstanding on the Repurchase Request Deadline.  If shareholders tender more Shares than the Fund decides to repurchase, whether the Repurchase Offer Amount or the Repurchase Offer Amount plus the additional 2% of outstanding Shares, the Fund will repurchase the Shares on a pro rata basis, rounded down to the nearest full Share.  The Fund may, however, accept all Shares tendered by shareholders who own less than one hundred Shares and who tender all their Shares, before accepting on a pro rata basis Shares tendered by other shareholders.
Repurchase Price
The Repurchase Pricing Date is the date on which the repurchase price for Shares is determined, which will be no later than the 14th day after the Repurchase Request Deadline (or the next business day if the 14th day is not a business day).  The Fund will distribute payment to shareholders no later than seven (7) calendar days after the Repurchase Pricing Date.  The Fund’s NAV per Share may change materially between the date a Repurchase Offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and the Repurchase Pricing Date.  The method by which the Fund calculates NAV is discussed above under “DETERMINATION OF NET ASSET VALUE.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Transfer Agent at (844) 700-1477.
Suspension or Postponement of Repurchase Offer
The Fund will not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code; (b) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.  The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.
Special Considerations of Repurchases
Because there likely will not be a secondary market for the Shares, annual and any additional discretionary Repurchase Offers will provide the only source of liquidity for shareholders.  If a secondary market were to develop for the Shares, however, the market price per Share of the Shares could, at times, vary from the NAV per Share.  A number of factors could cause these differences, including relative demand and supply of Shares and the performance of the Fund.  Repurchase Offers for shares at NAV would be expected to reduce any spread or gap that might develop between NAV and market price.  However, there is no guarantee that these actions would cause the Shares to trade at a market price that equals or approximates NAV per Share.
Although the Board believes that Repurchase Offers will generally benefit shareholders, the Fund’s repurchase of Shares will decrease the Fund’s total assets.  The Fund’s expense ratio also may increase as a result of Repurchase Offers (assuming the repurchases are not offset by the issuance of additional Shares).  Such Repurchase Offers also may result in less investment flexibility for the Fund depending on the number of Shares repurchased and the success of the

Fund’s continuous offering of Shares.  In addition, when the Fund borrows money for the purpose of financing the repurchase of Shares in a Repurchase Offer, interest on the borrowings will reduce the Fund’s net investment income.  It is the Board’s announced policy (which the Board may change) not to repurchase Shares in a Repurchase Offer over the minimum amount required by the Fund’s fundamental policies regarding Repurchase Offers if the Board determines that the repurchase is not in the Fund’s best interest.  Also, the size of any particular Repurchase Offer may be limited (above the minimum amount required for the Fund’s fundamental policies) for the reasons discussed above or as a result of liquidity concerns.
To complete a Repurchase Offer for the repurchase of Shares, the Fund may be required to sell portfolio securities.  This may cause the Fund to realize gains or losses at a time when the Adviser would otherwise not do so.
The Board will consider other means of providing liquidity for shareholders if Repurchase Offers are ineffective in enabling the Fund to repurchase the amount of Shares tendered by shareholders.  These actions may include an evaluation of any secondary market that may exist for the Shares, and a determination of whether that market provides liquidity for shareholders.  If the Board determines that a secondary market (if any) has failed to provide liquidity for shareholders, the Board may consider other available options to provide liquidity.  One possibility that the Board may consider is listing the Shares on a major domestic stock exchange or arranging for the quotation of Shares on an over-the-counter market.  Alternatively, the Fund might repurchase Shares periodically in open market or private transactions, provided the Fund can do so on favorable investment terms.  The Board will cause the Fund to take action the Board deems necessary or appropriate to provide liquidity for the shareholders in light of the specific facts and circumstances.
The Fund’s repurchase of tendered Shares is a taxable event to shareholders.  The Fund will pay all costs and expenses associated with the making of any Repurchase Offer.  In accordance with applicable rules of the SEC in effect at the time of the offer, the Fund also may make other offers to repurchase Shares that it has issued.
Selling Shares in Writing
Generally, in a Repurchase Offer, requests to tender Shares with a value of $100,000 or less can be made over the phone at (844) 700-1477 provided that you do not hold share certificates and you have not changed your address by phone or online within the last 15 days.  You may not tender over the phone more than $100,000 in Shares during any single Repurchase Offer period.  If your Shares are held in street or nominee name, please contact your securities dealer to tender your Shares by telephone.  Otherwise, written instructions with respect to your tender of Shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Repurchase Offer.
Sometimes, to protect you and the Fund, we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:
•	you are selling more than $100,000 worth of Shares;

•	you want your proceeds paid to someone who is not a registered owner; or
•	you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.
We also may require a signature guarantee when:  we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received.  A signature guarantee helps protect your account against fraud.  You can obtain a signature guarantee at most banks and securities dealers.  A notary public CANNOT provide a signature guarantee.
Selling Recently Purchased Shares
If you sell Shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.
Repurchase Proceeds
The Fund generally pays sale (redemption) proceeds in cash.  Your repurchase amount will be sent within seven days after the Repurchase Pricing Date, as described above, assuming we receive your request in proper form by the Repurchase Request Deadline.
INVOLUNTARY REPURCHASES
The Fund may, at any time, repurchase at NAV Shares held by a shareholder, or any person acquiring Shares from or through a shareholder, in accordance with the Fund’s Agreement and Declaration of Trust, as amended from time to time, Section 23 of the 1940 Act, and any applicable rules thereunder.
MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Shares have the potential to harm the Fund and its long-term shareholders.  Such frequent purchases and redemptions of Shares may lead to, among other things, dilution in the value of Shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.
The Fund is not designed to serve as a vehicle for frequent purchases and redemptions of Shares in response to short-term fluctuations in the securities markets.  The advantages of market timing generally accrue from purchasing into and redeeming out of a fund in a short time period.  Open-end funds, which issue shares that may be purchased and redeemed each business day, allow for the timing of such trading to a much greater extent than closed-end funds such as the Fund, whose Shares are not redeemable and may be repurchased only in limited circumstances.  Consequently, the Fund is less likely to encounter market timing for its shares than an open-end fund would be.  The ability of shareholders of the Fund to engage in market timing with respect to the Shares is very limited because shareholders may have their Shares repurchased by the Fund only once a year on the date of the annual Repurchase Request Deadline and pricing for the repurchases may occur several days after the Repurchase Request Deadline.  The Repurchase Request Deadline is selected by the Board, which further prevents shareholders from timing when they have their Shares repurchased.
Notwithstanding the foregoing, the Board has adopted policies and procedures that are designed to deter such excessive or short-term purchases and redemptions of Shares.  The Fund reserves the right to take appropriate action as it deems necessary to combat excessive or short-term purchases and redemptions of Shares, including, but not limited to, refusing to accept purchase orders.  The Fund also works with intermediaries that sell or facilitate the sale of Shares to identify abusive trading practices in omnibus accounts.  Under no circumstances will the Fund, the Adviser or the Distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term purchases or redemptions of the Fund.  The Adviser maintains processes to monitor and identify abusive or excessive short-term purchase and redemption activity in the Fund.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions
Dividends and Distributions.  The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends on a quarterly basis.  The Fund will distribute net realized capital gains, if any, at least annually, usually in December.  We automatically reinvest all dividends and any capital gains unless you direct us to do otherwise.
Dividend Reinvestment Policy.  The Fund will operate under a dividend reinvestment policy administered the Transfer Agent.  Pursuant to that policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, will be reinvested in the Shares of the Fund.
Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder.  Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at PO Box 219069, Kansas City, MO 64121-9069.  Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in Shares through the dividend reinvestment policy.  Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional Shares as described below.
When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized Shares from the Fund.  Such Shares will be either newly issued or repurchased from shareholders by the Fund and held as treasury stock.  The number of Shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per Share.
The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.  The Agent will hold Shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the dividend reinvestment policy.  Each participant, nevertheless, has the right to request certificates for whole and fractional Shares owned.  The Fund will issue certificates in its sole discretion.  The Transfer Agent will distribute all proxy solicitation materials, if any, to participating shareholders.
In the case of shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.
Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein.  Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.  See “Tax Considerations” below.
The Fund reserves the right to amend or terminate the dividend reinvestment policy.  There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.
All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at PO Box 219069, Kansas City, MO 64121-9069.  Certain transactions can be performed by calling the toll-free number (844) 700-1477.
Annual Statements.  The Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.
Avoid “Buying a Dividend.” If you purchase Shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital.  Similarly, if you purchase Shares at a time when the Fund has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain.
Tax Considerations
The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and you as a shareholder.  It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.  This discussion is not intended as a substitute for careful tax planning.  You should consult your tax advisor about your specific tax situation.  Please see the SAI for additional federal income tax information.
The Fund has elected to be treated and intends to qualify each year as a RIC.  A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders.  However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.  The Fund expects to bear material foreign taxes on its investments.  You will not be able to claim a foreign tax credit for their proportionate shares of any such foreign taxes.
The Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to U.S. federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.
Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares.  This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.  You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for U.S. federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.
The Fund expects to bear material foreign taxes.  You cannot claim a credit for such taxes.
In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the sold shares using a specified method for determining which shares were sold.  You are not bound by this method and, if timely, can choose a different, permissible method.  Please consult with your tax advisor.
If you hold shares in the Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.
When you receive a distribution from the Fund or redeem shares, you may be subject to backup withholding.
CAPITAL STRUCTURE
The Fund was established as a statutory trust under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on February 28, 2024.  The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.  The Trustees have authorized an unlimited number of shares.  The Fund does not intend to hold annual meetings of its shareholders.

Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund.  Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of Shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional Shares.  See “DIVIDENDS, DISTRIBUTIONS AND TAXES––Distributions––Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of Shares.  Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders.  The Shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the Shares.  The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.  Although shareholders of a statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates.  However, upon written request to the Transfer Agent, a share certificate may be issued at the Board’s discretion for any or all of the full shares credited to an investor’s account.  Share certificates that have been issued to an investor may be returned at any time.  The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Foley & Lardner, LLP, 111 Huntington Avenue, Suite 2500, Boston, Massachusetts 02199, serves as legal counsel to the Fund.
CohnReznick LLP, located at 1301 Avenue of the Americas, New York, NY 10019, serves as the independent registered public accounting firm for the Fund.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. As the Custodian for the Fund, U.S. Bank safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian is located at Lunken Operations Center, 5065 Wooster Road, Cincinnati, Ohio 45226.
SS&C serves as the Fund’s administrator, fund accountant, and transfer agent.  Specifically, the Fund has retained ALPS Fund Services, Inc., SS&C GIDS,  Inc. and DST Asset Manager Solutions, Inc. (collectively, “SS&C”) to provide it with administrative, fund accounting, and  transfer agent services.  The Fund compensates the SS&C for these  services and reimburses SS&C for certain out-of-pocket expenses.
In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from the Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
Subject to completion, dated August 6, 2025
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Sphinx Opportunity Fund II
Shares of Beneficial Interest
Statement of Additional Information
[•], 2025
This Statement of Additional Information (“SAI”) provides general information about the Sphinx Opportunity Fund II (the “Fund”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current Prospectus (the “Prospectus”) dated [•], 2025, as supplemented and amended from time to time. This SAI is incorporated by reference into the Prospectus. Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.
You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund’s securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at (844) 700-1477, or by visiting [•]. Information on this website is not incorporated herein by reference. The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”) at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The Fund’s filings with the SEC also are available to the public on the SEC’s Internet website at http://www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549.
Sphinx Opportunity Fund II
919 E. Main St., Suite 1000
Richmond, Virginia 23219
833-247-7833

GENERAL INFORMATION ABOUT THE FUND
The Sphinx Opportunity Fund II (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on June 17, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the “1940 Act”) and, as such, offers to repurchase at least 5% and not more than 25% of its outstanding beneficial shares of interest (the “Shares”) at their net asset value (“NAV”) as of or prior to the end of a fiscal year. The Fund’s principal office is located at 919 E. Main St., Suite 1000, Richmond, Virginia 23219, and its telephone number is 833-247-7833.
Sphinx Investments LLC serves as the investment adviser to the Fund (the “Adviser”). For more information about the Adviser, see “Investment Adviser and Portfolio Manager” below.
The Fund may issue an unlimited number of Shares. All Shares of the Fund have equal rights and privileges. Each Share of the Fund is entitled to one vote on all matters. In addition, each Share of the Fund is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights unless an exchange or conversion feature is described in the Fund’s Prospectus. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.
The Fund offers a single class of Shares. The Fund’s Board of Trustees (the “Board”) may classify and reclassify the Shares of the Fund into additional classes of Shares at a future date.
DIVERSIFICATION OF THE FUND
The Fund is classified as non-diversified under the 1940 Act. This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, with respect to 50% of the Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.
As a non-diversified investment company, the Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund’s investment objective is to generate consistent income returns while preserving capital. This investment objective is non-fundamental and may be changed by the Fund’s Board without shareholder approval.

ADDITIONAL INVESTMENT POLICIES AND LIMITATIONS
With respect to the Fund’s investment policies and limitations, percentage limitations apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio
1

securities held by the Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply. For purposes of such policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
Fundamental Policies and Limitations
The Fund has adopted and is subject to the following fundamental policies. These policies of the Fund may be changed only with the approval of the holders of a “majority of the outstanding voting securities” of the Fund, as defined by the 1940 Act. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the Shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding Shares are represented or (ii) more than 50% of the outstanding Shares of the Fund.
The Fund may not:
1.
Borrow money, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit. The Fund may borrow money for investment purposes, for temporary liquidity or to finance the repurchase of the Shares. With respect to borrowing and issuing senior securities, the 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have an asset coverage of at least 300% at the time of borrowing. In addition, the 1940 Act permits the Fund to issue senior securities as follows: (a) preferred shares which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (c) the borrowings permitted under the 1940 Act as described above.

2.
Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof. With respect to borrowing and issuing senior securities, the 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have an asset coverage of at least 300% at the time of borrowing. In addition, the 1940 Act permits the Fund to issue senior securities as follows: (a) preferred shares which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (c) the borrowings permitted under the 1940 Act as described above.

3.	Purchase securities on margin, but may sell securities short and write call options.
4.
Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.

5.
The Fund will not concentrate 25% or more of the value of its total assets (taken at market value at the time of each investment) in any one industry, as that term is used in the 1940 Act, except that this restriction does not apply to obligations issued by the U.S. government, its agencies and instrumentalities or government-sponsored enterprises, and that the Fund from time to time may invest 25% or more of its total assets in the securities of companies or entities in the real estate industry.

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6.
Purchase or sell commodities or commodity contracts, including futures contracts, except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.  The 1940 Act permits a fund to invest in commodities as well as financial instruments or derivatives that may be deemed to be commodities or commodities interests under the 1940 Act.

7.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Non-Fundamental Investment Restriction
The Fund has adopted other investment restrictions which are not fundamental policies and which may be changed by the Fund’s Board of Trustees without shareholder approval, as follows:
1.
The Fund invests in non-voting interests or shares of privately held pooled investment vehicles (collectively, “Private Funds”). Private Funds in which the Fund invests include pooled investment vehicles that are excepted from the definition of “investment companies” under the Investment Company Act by Section 3(c)(5)(C) of the Investment Company Act (“Real Estate Private Funds”) and pooled investment vehicles that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or 3(c)(7) of the Investment Company Act (“3(c)(1)/3(c)(7) Funds”). The Fund’s investment in any Private Fund will be limited to no more than 23% of such Private Fund, subject to an additional limitation for 3(c)(1)/3(c)(7) Funds.

2.
The Fund’s investments in 3(c)(1)/3(c)(7) Funds, in the aggregate, will be limited to no more than 15% of the Fund’s net assets (Real Estate Private Funds are not subject to this investment limitation, but are subject to the 23% investment limitation discussed above).

FUNDAMENTAL REPURCHASE OFFER POLICIES
As noted in the Prospectus, the Fund has adopted and is subject to repurchase offer policies, which are fundamental and may be changed only with the approval of the holders of a “majority of the outstanding voting securities” of the Fund, as that term is defined by the 1940 Act. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the Shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding Shares are represented or (ii) more than 50% of the outstanding Shares of the Fund. The Fund’s repurchase offer policies are as follows (defined terms in the following policies, other than the “Fund” and the “Adviser”, are as defined in Rule 23c-3 as adopted, and amended from time to time, under the 1940 Act (“Rule 23c-3”):
1.
The Fund will conduct Repurchase Offers at Periodic Intervals, pursuant to Rule 23c-3, as it is interpreted by the SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted to the Fund or generally to closed-end investment companies by the SEC or other regulatory authority having jurisdiction from time to time;

2.
The Periodic Intervals will be intervals of twelve calendar months, or Periodic Intervals or other intervals of time in accordance with any exemptive relief granted to the Fund by the SEC or other regulatory authority having jurisdiction from time to time;

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3.
The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s repurchase offer no less than 21 days and no more than 42 days of the date the repurchase offer is made (or the precedent business day if the New York Stock Exchange is closed on that day) (the “Repurchase Request Deadline”); and

4.
The maximum number of days between the Repurchase Request Deadline and the related Repurchase Pricing Date shall be 14 days, provided that, if the 14th day of such period is not a business day, the Repurchase Pricing Date shall occur on the next business day.

ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS
The Adviser is responsible for constructing and monitoring the investment strategy for the Fund. The Fund invests in securities consistent with the Fund’s investment objective(s) and strategies. The potential risks and returns of the Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.
The Fund’s investment objective and principal investment strategies, as well as the principal risks associated with the Fund’s investment strategies, are set forth in the “PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES” section of the Prospectus. Certain additional investment information is set forth below. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non‑fundamental and may be changed without shareholder approval. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. The Adviser is responsible for allocating the Fund’s assets among various securities using its investment strategies, subject to policies adopted by the Board. Additional information regarding the types of securities and financial instruments in which the Fund may invest is set forth below. The Fund is permitted to hold securities and engage in various strategies as described hereafter, but is not obligated to do so, except as otherwise noted.
Debt Securities
Debt securities, including secured and asset backed loans to in addition to receivables and income producing assets in construction and property finance, represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.
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Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are publicly traded in the U.S. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and may purchase and sell foreign currency.
Depositary Receipts. ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Geopolitical events may cause market disruptions. For example, acts of war or terrorism, such as the ongoing wars between Russia and Ukraine in Europe and between Hamas and Israel in the Middle East, may disrupt securities markets, result in sanctions by the U.S. and other countries and negatively affect the Fund’s investments. The Fund is also subject to risks related to the politics of the U.S. and other countries, including the following. The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020, following a June 2016 referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s longer term ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
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Market Characteristics. Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the U.S. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the U.S.
Taxes. The interest and dividends payable on the Fund’s foreign portfolio securities may be subject to foreign withholding or other taxes at high or confiscatory levels, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.
Public Health Threats. Various countries throughout the world are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging and Frontier Markets. The Fund may invest in securities that may be located in developing or emerging and frontier markets, and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Derivatives
The Fund may invest in derivative instruments as a non-principal investment strategy. To the extent the Fund engages in derivatives transactions, the Fund expects to qualify as a limited derivatives user under Rule 18f-4 under the 1940 Act, which requires the Fund to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks.
Futures and Options on Futures. The Fund may purchase futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.
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An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
The Fund may also enter into other derivative investments such as swaps. Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index. All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity.
Options on Securities and Securities Indices. The Fund may purchase call options on securities that the Adviser intends to hold in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which the Fund is authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.
Hedging Strategies. The Fund may engage in certain hedging strategies that involve options and futures. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations subject to exclusions such as Rule 4.5, described below.
With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests in order to claim this exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Mar Vista was required to register
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as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.
Money Market Funds
The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
Repurchase Agreements
The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
Restricted Securities
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
U.S. Government Obligations
The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States, such as GNMA securities, to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of the FNMA, FHLMC, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
On September 6, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire
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$1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. The Agreement has been amended several times since September 7, 2008, both formally and through letter agreements. As of the date of this SAI, FNMA and FHLMC are now profitable, however the conservatorship remains in place focusing on more long-term issues. If the conservatorship is terminated, the investments of holders, including the Fund, of obligations issued by FNMA and FHLMC will no longer have the protection of the U.S. Treasury.
LIBOR Transition
The Fund may have been exposed to financial instruments that were tied to the London Interbank Offered Rate (“LIBOR”). Until recently, LIBOR was used as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.
The administrator of LIBOR has phased out LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings have ceased to be published or representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021.
Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which has replaced U.S. dollar LIBOR. Market participants generally have adopted alternative rates such as SOFR or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International SWAPs and Derivatives Association, Inc. (ISDA) launched a protocol to incorporate fallback provisions. Notwithstanding the foregoing actions, there still remains uncertainty regarding successor reference rate methodologies and there is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability.
The transition process away from LIBOR could lead to increased volatility and illiquidity in markets for instruments whose terms previously relied on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments.
Investment Companies and Exchange-Traded Funds
The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in
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addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in other investment companies and ETFs beyond the limits set forth in Section 12(d)(1) as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder.
The Fund may rely on Rule 12d1-4 of the 1940 Act, which allows the Fund to invest in other registered investment companies, including ETFs, in excess of the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in the rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at its market price during the day on a security exchange like a stock. The Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. To the extent the Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Special Investment Techniques
The Fund may use a variety of special investment instruments and techniques to hedge against various risks or other factors and variables that may affect the values of the Fund’s portfolio securities. The Fund may employ different techniques over time, as new instruments and techniques are introduced or as a result of regulatory developments. Some special investment techniques the Fund may use may be considered speculative and involve a high degree of risk, even when used for hedging purposes. A hedging transaction may not perform as anticipated, and the Fund may suffer losses as a result of its hedging activities.
Non-Diversified Status
Because the Fund is “non-diversified” under the 1940 Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer. With respect to the remaining 50% of the Fund’s total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of the taxable year and are subject to certain conditions
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and limitations under the Code. These tests do not apply to investments in United States Government Securities and regulated investment companies.
Temporary Defensive Positions. The Fund may, without limit, invest in U.S. Government securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy and procedures relating to the disclosure of the Fund’s portfolio holdings information (the “Policy”). Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions. In all cases, the Adviser is responsible for authorizing the disclosure of the Fund’s portfolio holdings, and for monitoring that the Fund does not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information. Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to its clients, including the Fund.
The Adviser is responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy. The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Adviser. The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Fund and those of the Adviser or any other affiliate of the Fund.
In accordance with the Policy, the Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of the Fund’s portfolio holdings with the SEC on a semi-annual basis on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-PORT. These filings are available to the public through the EDGAR Database on the SEC’s website at: http://www.sec.gov. The Fund also may post its respective portfolio holdings on its website at [•], subject to a month’s lag, on approximately the first business day following the calendar month end. The Adviser will conduct periodic reviews of compliance with the procedures established by the Policy.
The Policy also provides that the Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Fund or through a confidentiality agreement.
Under the Policy, the Fund also may share its portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Fund’s custodian, administrator, distributor, proxy voting service providers, mailing service providers, financial printers, consultants, legal counsel and independent registered public accounting firm as well as certain ratings agencies. The Fund’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.
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MANAGEMENT OF THE FUND
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individual, two of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The current Trustees and officers of the Fund and their years of birth are listed below with their addresses, present positions with the Fund, term of office with the Fund and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.
Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
Christine Jurinich Age 52	Trustee	Indefinite term, served since inception	From 2022 to 2024, Ms. Jurinich has been employed at Global X ETFs, in an IR function. Previously, she was at SVB Capital from 2021 to 2022. Ms. Jurinich worked for a Australian single family office, Pacific Group, from 2019 to 2021.	1	Ashmore Asset Management Indonesia
Joshua M. Barlow Age 49	Trustee	Indefinite term, served since inception	Joshua M. Barlow is the Managing Director and Founder of Valhalla Fiduciary, LLC which he launched in July of 2018. Valhalla Fiduciary’s primary business is providing independent non-executive director services using Josh’s operational due diligence expertise. Mr. Barlow previously was at PAAMCO from March 2006 through June 2018. He was the Head of Operational Due Diligence and Accounting and the Chief Financial Officer of PAAMCO Select.	1	Axonic Strategic Income Fund Axonic Alternative Income Fund
Interested Trustee*
Joshua S. Curtis Age 39	President, Chief Executive Officer, Principal Financial and Accounting Officer	Indefinite term, served since inception
Mr. Curtis is a seasoned professional with two decades of experience in financial planning, tax planning, and investment strategy. For the past four years, Mr. Curtis has served as the Chairman and Chief Executive Officer of Sphinx Investments LLC. Prior to Sphinx Investments, for over 17 years, Mr. Curtis was a Chairman and Chief Executive Officer of EQB Strategy, a financial planning firm specializing in retirement and tax planning serving clients in all 50 states. In addition, Mr. Curtis is Chairman and Chief Executive Officer of LifePact, an insurance company offering various life insurance products.
				1	None

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Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers**
Michael Galvin	Chief Financial Officer	Since inception of the Fund	Mr. Galvin is employed at Applied Fund Solutions, and provides outsourced financial services.
Lucas Foss	Chief Compliance Officer and AML Compliance Officer	Since inception of the Fund	Mr. Foss joined ALPS Fund Services in November 2017 and is currently Director, Fund Compliance and Governance.

*	Joshua S. Curtis is a Trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of the Adviser.
**	Each Officer of the Fund serves at the pleasure of the Board.
Leadership Structure, Qualifications and Responsibilities of the Board of Trustees
The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund. The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising general service provider oversight.
Leadership Structure and the Board of Trustees. The Board is currently composed of two Independent Trustees and one Trustee who is affiliated with the Adviser, Mr. Joshua Curtis. The Board has appointed Mr. Curtis to serve in the role of Chairperson. Mr. Curtis is the Chairman and Chief Executive Officer of the Adviser. The Board’s leadership structure promotes the participation of the Independent Trustees. The Board has determined that its leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for
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the Chairman and Chief Executive Officer of the Adviser, who serves as Chairperson of the Fund and oversees the Adviser’s day-to-day management of the Fund. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, and (3) the ability to meet independently outside the presence of management on governance and related issues. Except for any duties specified in the Fund’s Declaration of Trust or By-laws, the designation of Chairperson or Chairperson of a Committee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.
Oversight of Risk. The Board oversees risk as part of its general oversight of the Fund. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund’s officers, the Adviser and other Fund service providers perform risk management as part of the day-to-day operations of the Fund. The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers related to Fund performance, liquidity, risk exposures, compliance and operations; (2) quarterly meetings by the Independent Trustees in executive session; (3) periodic meetings with investment personnel to review investment strategies, techniques and the processes used to manage risks; (4) reviewing and approving, as applicable, the compliance policies and procedures of the Fund and the Adviser; and (5) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers and the independent registered public accounting firm on financial, liquidity, valuation and operational matters. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Board has one standing committees, as described below:
Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Fund. In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Fund’s accounting and financial reporting policies and practices, internal control over the Fund’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (4) to act as a liaison between the Fund’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually. The Audit Committee is comprised of all of the Independent Trustees.
Trustees’ Qualifications and Experience. The governing documents for the Fund do not set forth any specific qualifications to serve as a Trustee. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.
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The Board has determined that each Trustee is qualified to serve as a Trustee of the Fund, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the table above. Among the Qualifications common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other Fund service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through the individual’s business and professional experience and accomplishments and the individual’s educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.
Compensation
The table below sets forth the total compensation paid to the Trustees of the Fund, before reimbursement of expenses. Because the Fund had not yet commenced operations as of December 31, 2024, amounts shown in the table are based on estimated amounts for the fiscal year ending December 31, 2025. The Interested Trustee will receive no compensation from the Fund for his services as a Trustee. The Fund may reimburse the Adviser an allocated amount for the compensation and related expenses of certain officers of the Fund who provide compliance services to the Fund. The aggregate amount of all such reimbursements will be determined by the Trustees. No other compensation or retirement benefits will be received by any Trustee or officer from the Fund.
NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE FUND(1)	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES(1)	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT(1)	TOTAL COMPENSATION FROM THE FUND
Joshua S. Curtis(2)	$0	$0	$0	$0
Christine Jurinich	$40,000	$0	$0	$40,000
Joshua M. Barlow	$40,000	$0	$0	$40,000

(1)	Because the Fund had not yet commenced operations as of December 31, 2024, amounts shown in the table are based on estimated amounts for the fiscal year ending December 31, 2025.
(2)	Mr. Curtis is considered to be an interested person, as defined in Section 2(a)(19) of the 1940 Act, of the Fund due to his position with the Adviser.
Board Interest in the Fund
As of the date of this SAI, the Fund had no shares outstanding.
Principal Holders, Control Persons and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Fund.
As of the date of this SAI, the Fund had no shares outstanding.
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INVESTMENT ADVISER AND PORTFOLIO MANAGER
Investment Adviser
Sphinx Investments LLC serves as the investment adviser to the Fund (the “Adviser”). The Fund’s principal office is located at 919 E. Main St., Suite 1000, Richmond, Virginia 23219, and its telephone number is 833-247-7833. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company formed on July 14, 2023. The majority of shares in the Adviser are owned by Mr. Curtis.
Under the terms of the Investment Advisory Agreement, and subject to the authority of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, furnish a continuous investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser will compensate all Adviser personnel who provide services to the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.
Pursuant to the Investment Advisory Agreement, the Fund shall pay to the Adviser compensation at an annual rate of 1.50%, accrued daily and payable monthly in arrears by the 10th business day of the succeeding month based upon the Fund’s average daily “managed assets.” Managed assets are the total assets of the Fund minus the sum of accrued liabilities as of each day. In the case of a partial month, compensation will be based on the number of days during the month in which the Adviser provided services to the Fund. Compensation will be paid to the Adviser before giving effect to any repurchase of any shares in the Fund effective as of that date. The Adviser may, in its discretion and from time to time, reduce any portion of the compensation or reimbursement of expenses due to it pursuant to the Investment Advisory Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under the Investment Advisory Agreement.
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually, after the commencement of operations of the Fund until one year from the effective date of the Fund’s initial prospectus, to waive fees payable to the Adviser by the Fund, and to pay or absorb expenses of the Fund (a “Waiver”) so that the total annual expenses of the Fund (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, and the investment management fee) will not exceed 1.30% of the average daily net assets of shares of the Fund on an annualized basis (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to carry forward, for a period not to exceed three years from the date on which a Waiver is made by the Adviser, all fees and expenses in excess of the Expense Limitation that have been waived, paid or absorbed by the Adviser, and to repay the Adviser such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation.
The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.
Description of Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities for more than one client account. Specifically, the Adviser and the portfolio manager may have conflicts of interest in allocating their time and activity between the Fund and other investment funds,
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separately managed accounts and entities (“Other Accounts”), in allocating investments among the Fund and Other Accounts and in effecting transactions between the Fund and Other Accounts, including ones in which the Adviser or the portfolio manger may have a greater financial interest.
In addition, the Adviser or its affiliates may have potential conflicts of interest. For example, the Adviser or its affiliates may give advice or take action with respect to Other Accounts that differs from the advice given with respect to the Fund. However, the Adviser or its affiliates will not favor one client over another and will treat all clients, including the Fund, in a fair and equitable manner under the circumstances.
Although the Adviser will attempt to allocate investment opportunities in a manner which is in the best interests of all of the entities involved, there can be no assurance than an investment opportunity which comes to the attention of the Adviser will not be allocated to an entity other than the Fund, with the Fund being unable to participate in such investment opportunity or participating only on a limited basis. The Adviser evaluates for the Fund and the Other Accounts a variety of factors which may be relevant in determining whether a particular situation or strategy is appropriate and feasible for the Fund or a particular Other Account at a particular time, including the nature of the investment opportunity taken in the context of the other investment or regulatory limitations on the Fund or particular entity and the transaction costs involved. Because these considerations may differ for the Fund and Other Accounts in the context of any particular investment opportunity, investment activities of the Fund and Other Accounts may differ considerably from time to time.
The Adviser has adopted policies and procedures it believes are reasonably designed to address such conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Portfolio Manager Compensation
The portfolio manager receives his compensation from the Adviser in the form of salary, bonus, retirement plan benefits, and restricted stock. The portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s ability to remain compliant with investment management guidelines and regulatory issues, and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups.
The size of the overall bonus pool each year is determined by the Adviser and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management. Part of the bonus is based on a qualitative assessment of an individual’s contribution to the management of the fund in addition to compliance with investment guidelines and regulatory mandates.
Portfolio Manager
Mr. Curtis is responsible for managing the Fund’s portfolio. Mr. Curtis is ultimately responsible for all investment decisions made for the Fund and is solely responsible for the day-to-day investment operations of the Fund.  Mr. Curtis also has responsibility for reviewing the overall composition of the Fund’s portfolio to ensure its compliance with the Fund’s stated investment objective and strategies. As of the date of this SAI, Mr. Curtis did not own any Shares of the Fund.   However, the Adviser retains other personnel with the additional specific expertise in evaluating Private Funds and managers of Private Funds, including
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managers of Private Funds investing in foreign jurisdictions.  The number of accounts and assets managed by Mr. Curtis as of August 31, 2024.
Number of Other Accounts Managed and Total Assets by Account Type
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	0	50
$0	$0	$12,570,000

DISTRIBUTION OF FUND SHARES
Distributor
ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Distributor”), acts as the distributor for the Shares on a best-efforts basis pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor is not required to sell any specific number or dollar amount of the Shares, but will use its best efforts to sell the Shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in the Shares. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered for purchase in a continuous offering at their NAV per Share next determined after an order is accepted.
REVENUE SHARING
The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell Shares of the Fund or which include the Fund as an investment option for their respective customers. These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of Shares, the inclusion of the Fund on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Adviser’s own legitimate profits and other of its own resources (not from the Fund’s) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by the Adviser, and not from the Fund’s assets, the amount of any revenue sharing payments is determined by the Adviser.
SERVICE PROVIDERS
The Fund has entered into a number of agreements whereby certain parties provide various services to the Fund.
SS&C serves as the Fund’s administrator, fund accountant, and transfer agent. Specifically, the Fund has retained ALPS Fund Services, Inc., SS&C GIDS, Inc. and DST Asset Manager Solutions, Inc. (collectively, “SS&C”) to provide it with administrative, fund accounting, and transfer agent services. The Fund compensates the SS&C for these services and reimburses SS&C for certain out-of-pocket expenses. No fee information is provided because the Fund was not offered for sale prior to the date of this SAI.
U.S. Bank National Association serves as the custodian of the Fund’s assets pursuant to a custody agreement and its principal business address is Lunken Operations Center, 5065 Wooster Road, Cincinnati, Ohio 45226. Under the custody agreement, the custodian holds the Fund’s assets in compliance with
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the 1940 Act. For its services, the custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.
ANTI-MONEY LAUNDERING PROGRAM
The Fund has established an Anti-Money Laundering Compliance Program (the “AML Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and independent testing of the AML Program.
The Fund has delegated the day-to-day responsibility of AML monitoring to its transfer agent, subject to the oversight of the Fund’s AML Compliance Officer. The Fund will not transact business with any person or entity whose identity cannot be adequately verified in accordance with the AML Program.
CODES OF ETHICS
The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act that govern the personal securities transactions of their respective personnel. Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Fund), subject to certain conditions. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) of the 1940 Act from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Fund or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer or director of the Fund or the Adviser. The codes of ethics for the Fund and the Adviser are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
PROXY VOTING GUIDELINES
The Fund votes proxies in accordance with the Advisor’s proxy voting policy. The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A. Information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling (844) 871-1477 and (2) on the SEC’s website at http://www.sec.gov.
PORTFOLIO TRANSACTIONS
Assets of the Fund are invested by the Adviser in a manner consistent with the Fund’s investment objective, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities for the Fund, and for taking all steps necessary to implement securities transactions on behalf of the Fund. When placing orders, the Adviser will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the reliability, integrity and financial condition of the firm, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.
The Fund has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. The Adviser may, from time to time, direct trades to certain brokers that provide favorable commission rates, subject to the Adviser’s obligation to obtain best execution. The
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Fund will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.
Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.
For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and the allocation of orders.
When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Adviser effects securities transactions for the Fund may be used by the Adviser in servicing all of its accounts. In addition, the Adviser may not use all of the research and services provided by such broker-dealer in connection with the Fund.
The Fund may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Fund in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Fund, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.
The same security may be suitable for the Fund, another fund or other private accounts managed by the Adviser. If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.
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No information regarding brokerage commissions paid by the Fund is provided because the Fund was not offered for sale prior to the date of this SAI. As of the date of this SAI, the Fund had not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS
IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH AND RELY SOLELY UPON ITS TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THAT INVESTOR OF SUCH AN INVESTMENT BASED ON THAT INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE TO ANY PROSPECTIVE SHAREHOLDER.
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. This discussion applies only to shareholders holding Shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: private foundations, dealers in securities (or other persons not holding Shares as capital assets or that have elected mark-to-market treatment), investors receiving Shares as compensation, banks or other financial institutions, insurance companies, regulated investment companies, real estate investment trusts, S corporations, investors that are subject to the U.S. federal alternative minimum tax, investors that hold, directly or indirectly, a ten percent (10%) or greater interest in any entity in which the Fund holds a direct or indirect interest, investors whose functional currency is not the U.S. dollar, investors who hold Interests as part of a straddle, hedge, conversion or other integrated transaction, investors classified as partnerships or other pass-through entities for U.S. federal income tax purposes (or persons holding indirect interests in the Fund through such investors), non-U.S. investors (including, without limitation, non-U.S. investors subject to tax as U.S. expatriates and non-U.S. investors holding Interests in connection with a U.S. trade or business), governments or agencies or instrumentalities thereof, or tax-exempt entities.
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The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in the Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company
It is intended that the Fund will qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. In order to qualify as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
The Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.
If the Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, the Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If the Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company
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taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. However, if the Fund declares a distribution to shareholders of record in December of one year and pays the distribution by March 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.
Moreover, the Fund may retain for investment all or a portion of their net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, the Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting
The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by the Fund, and thus the Fund’s use of these methods may be subject to IRS scrutiny.
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Capital Loss Carry-Forwards
The Fund may indefinitely carry forward a net capital loss to offset its capital gain. The excess of the Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gain. The Fund cannot carry back or carry forward any net operating losses.
If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses.
Excise Tax
If the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. The Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Fund is determined to be de minimis).
Taxation of Investments
In general, realized gains or losses on the sale of securities held by the Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If the Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if the Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. The Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such
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distributions may be obtained from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.
If the Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by the Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by the Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed “Section 1256 contracts.” The Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to the Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds the Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by the Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances,
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overrides or modifies the provisions of Section 1256 of the Code, described above. If the Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.
If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain the Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, the Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to
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account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in derivatives transactions.
The Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction. Taxable ordinary dividends received and distributed by each Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on its federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.
The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, the Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as individual retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund may or may not make such an election.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
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The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by the Fund attributable to income and gains derived from PFICs will not be eligible to be treated as qualified dividend income.
If the Fund owns 10% or more of either the voting power or value of the stock of a “controlled foreign corporation” (a “CFC”), such corporation will not be treated as a PFIC with respect to the Fund. In general, the Fund may be required to recognize dividends from a CFC before actually receiving any dividends. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low-taxed income. As a result of the foregoing, the Fund may be required to recognize income sooner than it otherwise would.
The Fund expects form separate entities treated as non-U.S. corporations for U.S. federal income tax purposes (the “Blockers”) to make invests in certain private investment funds through. The Blockers will be CFCs. Foreign taxes imposed on the Blockers will not pass through to the Fund, and the Fund and the shareholders will not be able to offset such taxes with foreign tax credits.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Notwithstanding the foregoing, under recently enacted tax legislation, accrual method taxpayers required to recognize gross income under the “all events tests” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement which is used for reporting to partners). This new rule may require the Fund to recognize income earlier than as described above.
Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. The Fund may make distributions in excess of its earnings and profits, from time to time.
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For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions properly reported in writing by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state-tax-free treatment. This exemption may not apply to corporate shareholders.
Sales and Exchanges of Fund Shares
If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
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Corporate Shareholders
Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the FATCA deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.
Foreign Taxes
Shareholders should expect to bear through the Fund significant levels of non-U.S. taxation in connection with the Fund’s activities, including potentially confiscatory levels of taxation, thereby reducing the earnings of their investment. Shareholders will not be able to claim a foreign tax credit for their proportionate shares of any foreign taxes paid by or allocable to the Fund or any investment vehicle through which the Fund directly or indirectly invests, including the Blockers. Moreover, substantial non-U.S. withholding taxes may also apply to proceeds from non-U.S. entities in which the Fund may invest.
U.S. Federal Income Tax Rates
Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.
In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. In general, if less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and reported in writing as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by the Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.
The corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from the Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.
In addition, noncorporate Fund shareholders generally will be subject to an additional 3.8% tax on its “net investment income,” which ordinarily includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholder meets a taxable income test.
Under the Foreign Account Tax Compliance Act, or “FATCA,” U.S. federal income tax withholding at a 30% rate will be imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.
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Backup Withholding
The Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders),at a rate under Section 3406 of the Code for U.S. residents of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Foreign Shareholders
For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.
Under legislation that has been available from time to time, the Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as “portfolio interest” and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such “exempt” distributions. Even if the Fund realizes income from such sources, no assurance can be made the Fund would meet such requirements or make such designations. Where Fund shares are held through an intermediary, even if the Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.
Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.
Under FATCA, a withholding tax of 30% will be imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such
31

assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of FATCA on their investment in the Fund.
Before investing in the Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
Tax-Deferred Plans
Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
A 1.4% excise tax is imposed on the net investment income of certain private colleges and universities. This tax would only apply to private institutions with endowment valued at $500,000 per full-time student or more, subject to other limitations. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Cost Basis Reporting
In general, each Fund must report “cost basis” information to its shareholders and the IRS for redemptions of “covered shares.” Fund shareholders should consult their tax advisors to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.
PERFORMANCE INFORMATION
The Fund may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or
32

investment advisers. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Fund or to the Adviser, should be considered in light of the Fund’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CohnReznick LLP, located at 1301 Avenue of the Americas, New York, NY 10019, serves as the Fund’s independent registered public accounting firm, whose services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.
LEGAL COUNSEL
Foley & Lardner, LLP, 111 Huntington Avenue, Suite 2500, Boston, Massachusetts 02199, serves as the Fund’s legal counsel.
FINANCIAL STATEMENTS
The Fund sends shareholders unaudited semiannual and audited annual reports within 60 days after the close of the period covered by the report, or as otherwise required by the 1940 Act.
The seed audit is provided below.

33

FINANCIAL STATEMENTS
October 17, 2024
Index to Financial Statements
Page
Financial Statements

Report of Independent Registered Public Accounting Firm	F-2
Statement of Assets and Liabilities	F-3
Statement of Operations	F-4
Notes to the Financial Statements	F-5

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholder and Board of Trustees of
Sphinx Opportunity Fund II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Sphinx Opportunity Fund II (the “Fund”), as of October 17, 2024, and the related statement of operations as of October 17, 2024 (funding date), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 17, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2024.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/s/ [•]

[•]

[•]
[•], 2024

35

Sphinx Opportunity Fund II
Statement of Assets and Liabilities As of October 17, 2024

Assets:
Cash	$ 100,000
Due from Adviser affiliate	262,539
Total Assets	$362,539

Liabilities:
Accrued organizational costs	75,935
Accrued offering costs	186,604
Total Liabilities	$262,539
Commitments and Contingencies (See Note 3)
Net Assets	$ 100,000

Components of Net Assets
Paid in Capital	$ 100,000
Net Assets	$ 100,000

Shares of common stock outstanding, unlimited number of shares authorized	10,000

Offering price and net asset value per share	$ 10.00

See Notes to Financial Statements
36

Sphinx Opportunity Fund II
Statement of Operations
As of October 17, 2024 (Funding Date)

Fund Income:	$ –

Expenses:
Organizational costs	$ 75,935
Total Expenses	$ 75,935
Less: Reimbursement by Adviser affiliate	$ (75,935)
Net Expense	–
Net Investment Income/(Loss)	$ –

See Notes to Financial Statements
37

SPHINX OPPORTUNITY FUND II
NOTES TO FINANCIAL STATEMENTS
October 17, 2024
(1)  ORGANIZATION
Sphinx Opportunity Fund II (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on June 18, 2024 and did not have any operations from that date until October 17, 2024, other than those relating to organizational matters and registration of its shares under applicable securities law.
Sphinx Investments LLC (the “Adviser”) serves as the Fund’s investment adviser.
The Fund will engage in a continuous offering of shares of beneficial interest at the prevailing net asset value (“NAV”) which will not be subject to an upfront sales charge, distribution fee or contingent deferred sales charges.
The Fund will operate as an interval fund that will offer to make semi-annual repurchases of no less than 5% of its outstanding shares at the NAV. The Fund’s initial offering price is $10.00. The Adviser purchased the initial shares at $10.00 per share on October 17, 2024.
The Fund’s investment objective is to generate consistent income returns while preserving capital through investments in listed securities and a portfolio of private funds making investments across a wide variety of industries and sectors in real estate, private equity, fixed income and privately held equity and debt securities, including secured and asset backed loans to in addition to receivables and income producing assets in construction and property finance globally, and to distribute such return to investors on a semi-annual or another periodic basis and to minimize single asset or single market risk.
(2)  SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services - Investment Companies" (“ASC Topic 946”), and therefore is applying the specialized accounting and reporting guidance in ASC Topic 946.
Organizational and Offering Costs
Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12-month period using the straight-line method.
As of October 17, 2024, the Fund had incurred $75,935 in organizational costs and had $186,604 in deferred offering costs. All organizational and offering costs incurred by the Fund in connection with
38

its offering are subject to the expense limitation agreement. As of October 17, 2024, $262,539 is payable to the Adviser.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Tax Information
It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.
Indemnification
The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Share Valuation
The NAV of shares of the Fund is determined following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund’s shares will be offered at NAV.
(3)  INVESTMENT ADVISER
The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.5% of the Fund’s average daily net assets.
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually, after the commencement of operations of the Fund until one year from the effective date of the Fund’s initial prospectus, to waive fees payable to the Adviser by the Fund, and to pay or absorb expenses of the Fund (a “Waiver”) so that the total annual expenses of the Fund (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, and the investment management fee) will not exceed 1.30% of the average daily net assets of shares of the Fund on an annualized basis (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to carry forward, for a period not to exceed three years from the date on which a Waiver is made by the Adviser, all fees and expenses in excess of the Expense Limitation that have been waived, paid or absorbed by the Adviser, and to repay the Adviser such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation.
39

This agreement may be terminated only by the Fund’s Board on 30 days’ written notice to the Adviser.
(4)  REPURCHASE OF SHARES
The Fund will conduct repurchase offers at periodic intervals, pursuant to Rule 23c-3 of the Investment Company Act, as it is interpreted by the SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted to the Fund or generally to closed-end investment companies by the SEC or other regulatory authority having jurisdiction from time to time
(5)  OTHER AGREEMENTS
Administrator, Transfer Agent, and Accounting Agent
SS&C (“Administrator”), provides administration, fund accounting and transfer agency services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer pursuant to a fund services agreement between the Administrator and the Fund. For its services as administrator, transfer agent, and accounting agent, the Fund pays Administrator the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.
Distributor
ALPS Distributors, LLC, is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best-efforts basis, subject to various conditions. The distributor may retain additional broker- dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares. Shares are available for purchase through these Selling Agents or directly through the distributor. Generally, Shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.
Legal Counsel
Foley & Lardner LLP acts as legal counsel to the Fund.
Custodian
US Bank, N.A. (the “Custodian”) serves as the primary custodian of the Fund’s assets and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian.
(6)  SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements. The Fund has not had any operations through the date of issuance of the financial statements.

40

APPENDIX A
PROXY VOTING GUIDELINES
SPHINX INVESTMENTS LLC
PROXY VOTING POLICY
INTRODUCTION
Sphinx Investments LLC (“Sphinx”) acts as the investment adviser to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Sphinx has adopted the following policies and procedures to provide information on Sphinx’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”).
GENERAL GUIDELINES
Sphinx’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (1) reasonably believed to be in the best interests of the Funds and their shareholders1 and (2) not affected by any material conflict of interest. Sphinx considers shareholders1 best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.
Sphinx has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Sphinx’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Sphinx typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Sphinx may conduct research internally and/or use the resources of an independent research consultant. Sphinx may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.
Sphinx acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Sphinx’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or trustee positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Sphinx, any affiliate or any person associated with Sphinx will be considered only to the extent that Sphinx has actual knowledge of such relationships. Sphinx then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Sphinx’s interests or the interests of a person affiliated with Sphinx on the other, Sphinx will abstain from making a voting decision and will document the decision and reasoning for doing so.
In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.
41

country to vote the security in person. Sphinx may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Sphinx to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.
Sphinx will not discuss with members of the public how they intend to vote on any particular proxy proposal.
SPECIFIC POLICIES AND PROCEDURES INVESTMENT FUNDS
The Funds may invest in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that a Fund will receive notices or proxies from Investment Funds, to the extent that a Fund does receive such notices or proxies and the Fund has voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by a Fund lies with Sphinx as the Fund’s investment adviser. Sphinx will vote such proxies in accordance with the proxy policies and procedures noted above.
FORM N-PX
Each Fund will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Fund’s Form N PX filing will be available: (1) without charge, upon request, by calling (844) 700-1477 or (2) by visiting the SEC’s website at www.sec.gov.

42

PART C

OTHER INFORMATION
ITEM 25.  Financial Statements and Exhibits
(1)	Financial Statements:
Part A	None
Part B	Financial statements included in the Statement of Additional Information.*
(2)	Exhibits:
(a)(1)	Certificate of Trust of the Registrant, dated June 17, 2024.**
(a)(2)	Agreement and Declaration of Trust of the Registrant, dated June 17, 2024.**
(b)	By-Laws of the Registrant, dated June 17, 2024.**
(c)	Not applicable.
(d)	Refer to Exhibits (a)(2) and (b).
(e)	Not applicable.
(f)	Not applicable.
(g)(1)	Investment Advisory Agreement. ***
(g)(2)	Expense Limitation Agreement. ***
(h)(1)	Distribution Agreement.***
(h)(2)	Form of Selling Agreements. ****
(i)	Not applicable.
(j)	Custody Agreement. ***
(k)	Services Agreement (Fund Accounting, Fund Administration, and Transfer Agency Services). ***
(l)	Opinion and Consent of Foley & Lardner LLP (Counsel).*
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm.*
(o)	Not applicable.
(p)	Subscription Agreement. ***
(q)	Not applicable.
(r)(1)	Code of Ethics for the Registrant. ****
(r)(2)	Code of Ethics for Sphinx Investments LLC.***
(r)(3)	Code of Ethics for Distributor – Not applicable per Rule 17j-1(c)(3).

(s)	Power of Attorney.***
*	To be filed by amendment.
**	Previously filed as an exhibit to the Registrant’s Registration Statement on June 21, 2024.
***	Previously filed as an exhibit to the Registrant’s Registration Statement Amendment No. 2 on October 1, 2024.
****	Previously filed as an exhibit to the Registrant’s Registration Statement Amendment No. 4 on February 14, 2025.

ITEM 26.  Marketing Arrangements
Distribution Agreement was filed as Exhibit (h)(1).
ITEM 27.  Other Expenses of Issuance and Distribution
Securities and Exchange Commission fees	$	*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees		*
Audit		*
Miscellaneous		*
Total		*

* To be filed by amendment.
ITEM 28.  Persons Controlled by or Under Common Control with Registrant
After completion of the offering of Shares, the Registrant expects that no person will be directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by the investment adviser or an affiliate until the effectiveness.  Information regarding the ownership of the investment adviser is set forth in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-130184), and is incorporated herein by reference.
ITEM 29.  Number of Holders of Securities
None.
ITEM 30.  Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust (the “Agreement and Declaration of Trust”), filed as Exhibit (a)(2) hereto.  The Registrant hereby undertakes that it will apply the indemnification and limitation of liability provisions of the Agreement and Declaration of Trust in a manner consistent with Release 40-11330 of the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.
The Registrant’s Distribution Agreement, to be filed by amendment, is expected to contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Investment Advisory Agreement, to be filed by amendment, is expected to contain provisions limiting the liability, and providing for indemnification, of the Advisor and its personnel under certain circumstances.
The Registrant’s Trustees and officers are expected to be insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
ITEM 31.  Business and Other Connections of Investment Advisor
For information as to the business, profession, vocation or employment of a substantial nature of each of the directors and executive officers of the investment adviser, reference is made to the information set forth in the statement of additional information, which is incorporated herein by reference.
ITEM 32.  Location of Accounts and Records
All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act, and the rules promulgated thereunder are currently in the possession and custody of the investment adviser.
Registrant’s Investment Advisor	Sphinx Investments LLC 919 E. Main St., Suite 1000 Richmond, Virginia 23219
ITEM 33.  Management Services
None.
ITEM 34.  Undertakings
1. Not applicable.
2. Not applicable.
3. The Registrant undertakes:
(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;
(2)
to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)
That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
(d)
That, for the purpose of determining liability under the Securities Act to any purchaser, (1) if the Registrant is relying on Rule 430B: (A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and (B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or (2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)
That, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;
(2)	free writing prospectus relating to the offering prepared by our on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;
(3)
the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
4.	Not applicable.
5.	Not applicable.
6.
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

7.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its prospectus or Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lewes and State of Delaware on the 6th day of August, 2025.

SPHINX OPPORTUNITY FUND II (Name of Registrant)

By: /s/ Joshua S. Curtis
Joshua S. Curtis President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Titles	Date

/s/ Joshua S. Curtis	Trustee President and Chief Executive Officer (Principal Executive Officer)	August 6, 2025
Joshua S. Curtis

/s/ Michael Galvin	Chief Financial Officer (Principal Financial Officer)	August 6, 2025
Michael Galvin

/s/ Christine Jurinich	Trustee	August 6, 2025
Christine Jurinich

/s/ Joshua M. Barlow	Trustee	August 6, 2025
Joshua M. Barlow

Signature Page